File Nos. 333-90737
                                                                   811-09693
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 3                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 4                                                     [X]

                      (Check appropriate box or boxes.)

     CONSECO VARIABLE ANNUITY ACCOUNT H
     -------------------------------------------------
     (Exact Name of Registrant)

     CONSECO VARIABLE INSURANCE COMPANY
     ----------------------------------------
     (Name of Depositor)

     11815 N. Pennsylvania Street
     Carmel, Indiana                                               46032-4572
     ---------------------------------------------------           ----------

     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (317) 817-3700

     Name and Address of Agent for Service
       Michael A. Colliflower
       Conseco Variable Insurance Company
       11815 N. Pennsylvania Street
       Carmel, Indiana 46032-4572
       (317) 817-3700

     Copies to:
       Judith A. Hasenauer
       Blazzard, Grodd & Hasenauer, P.C.
       4401 West Tradewinds Avenue
       Suite 207
       Fort Lauderdale, Florida 33308
       (954) 771-6667

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on May 1, 2001 pursuant to paragraph (b) of Rule 485
_____ 60 days afterfiling pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to  paragraph (a)(1) of Rule 485

If appropriate, check the following:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                              CROSS REFERENCE SHEET
                             (required by Rule 495)


ITEM NO.                                                                  Location
--------                                                                  --------

                                     PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms


Item 3.          Synopsis                                                 Highlights

Item 4.          Condensed Financial Information                          Appendix B

Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          Conseco Variable; The
                                                                          Separate Account;
                                                                          Investment Options;
                                                                          Appendix A

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Annuity Period)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
--------                                                                        --------

                                     PART B

Item 15.            Cover Page                                                  Cover Page






Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Calculation of Performance
                                                                                Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.
================================================================================
                                     PART A

                         THE FIXED AND VARIABLE ANNUITY

                                    ISSUED BY

                       CONSECO VARIABLE ANNUITY ACCOUNT H

                                       AND

                       CONSECO VARIABLE INSURANCE COMPANY

     This prospectus describes the individual flexible premium deferred annuity contract, fixed and variable accounts (CONTRACT) offered by Conseco Variable Insurance Company (we, us, our). This contract provides for the accumulation of contract values and subsequent annuity payments on a fixed basis, a variable basis or a combination of both.

     The annuity contract has 60 investment options which include a fixed account and 59 investment portfolios listed below. You can put your money in the fixed account and/or the investment portfolios. Your investments in the portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment options at one time. In certain states, your contract may not contain a fixed account option. Money you direct into the fixed account earns interest at a rate guaranteed by us.


CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
     o  Conseco 20 Focus Portfolio
     o  Equity Portfolio
     o  Balanced Portfolio
     o  High Yield Portfolio
     o  Fixed Income Portfolio
     o  Government Securities Portfolio
     o  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
     o  Alger American Growth Portfolio
     o  Alger American Leveraged AllCap Portfolio
     o  Alger American MidCap Growth Portfolio
     o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.
     o  VP Income & Growth Fund
     o  VP International Fund
     o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER LLC
     o  Berger IPT--Growth Fund (formerly, Berger IPT--100 Fund)
     o  Berger IPT--Large Cap Growth Fund (formerly, Berger IPT--
         Growth and Income Fund)
     o  Berger IPT--Small Company Growth Fund
     o  Berger IPT--New Generation Fund

MANAGED BY BBOI WORLDWIDE LLC
     o  Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (Initial Shares)
MANAGED BY THE DREYFUS CORPORATION
SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (Initial Shares)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")(Initial Shares)

MANAGED BY THE DREYFUS CORPORATION

     o  Dreyfus VIF--Disciplined Stock Portfolio
     o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o  Federated High Income Bond Fund II
   o  Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II
   o  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
MANAGED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT
   o  First American Large Cap Growth Portfolio
   o  First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
   o INVESCO VIF--High Yield Fund
   o INVESCO VIF--Equity Income Fund
   o INVESCO VIF--Financial Services Fund
   o INVESCO VIF--Health Sciences Fund
   o INVESCO VIF--Real Estate Opportunity Fund
   o INVESCO VIF--Technology Fund
   o INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
   o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
MANAGED BY BRINSON ADVISORS, INC. (formerly known as
Mitchell Hutchins Asset Management Inc.)

Sub-advised by Alliance Capital Management L.P.
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio
   o  Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   o  Pioneer Fund VCT Portfolio
   o  Pioneer Equity-Income VCT Portfolio
   o  Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS
   o  OTC Fund
   o  Nova Fund
   o  U.S. Government Money Market Fund


SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   o  Seligman Communications and Information Portfolio (Class 2)
   o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
     o  Worldwide Bond Fund
     o  Worldwide Emerging Markets Fund
     o  Worldwide Hard Assets Fund
     o  Worldwide Real Estate Fund

     The expenses for a contract with a purchase payment credit are higher than a contract without the purchase payment credit (also referred to as a bonus) and the amount of the purchase payment credit may be more than offset by the additional expenses attributable to the credit.

     Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

     To learn more about the contract, you can obtain a copy of our Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 37 of this prospectus. For a free copy of the SAI, call us at (800) 824-2726 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032-4555.

THE CONTRACTS:

     o  ARE NOT BANK DEPOSITS

     o  ARE NOT FEDERALLY INSURED

     o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

     o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  May 1, 2001

TABLE OF CONTENTS

                                                                            PAGE

INDEX OF SPECIAL TERMS .....................................................
HIGHLIGHTS .................................................................
FEE TABLE ..................................................................
THE COMPANY ................................................................
THE CONSECO ADVANTAGE PLUS ANNUITY CONTRACT ................................
PURCHASE ...................................................................
  Purchase Payments ........................................................
  Purchase Payment Credit Feature ..........................................
  Allocation of Purchase Payments ..........................................
  Free Look ................................................................
INVESTMENT OPTIONS .........................................................
  Investment Portfolios ....................................................
  The Fixed Account ........................................................
  The General Account ......................................................

  Voting Rights ............................................................
  Substitution .............................................................
  Transfers ................................................................
  Dollar Cost Averaging Program ............................................
  Rebalancing Program ......................................................
  Asset Allocation Program .................................................
  Sweep Program ............................................................
EXPENSES ...................................................................
  Insurance Charges ........................................................
  Contract Maintenance Charge ..............................................
  Contingent Deferred Sales Charge .........................................
  Reduction or Elimination of the Contingent Deferred Sales Charge .........
  Transfer Fee .............................................................
  Premium Taxes ............................................................
  Income Taxes .............................................................
  Investment Portfolio Expenses ............................................
CONTRACT VALUE .............................................................
  Accumulation Units .......................................................
ACCESS TO YOUR MONEY .......................................................
  Systematic Withdrawal Program ............................................
  Suspension of Payments or Transfers ......................................
DEATH BENEFIT ..............................................................
  Upon Your Death During the Accumulation Period ...........................
  Death Benefit Amount During the Accumulation Period ......................
  Payment of Death Benefit During the Accumulation Period ..................
  Death of Contract Owner During the Annuity Period ........................
  Death of Annuitant .......................................................
ANNUITY PAYMENTS (THE ANNUITY PERIOD) ......................................
  Annuity Payment Amount ...................................................
  Annuity Options ..........................................................
TAXES ......................................................................
  Annuity Contracts in General .............................................
  Qualified and Non-Qualified Contracts ....................................
  Withdrawals--Non-Qualified Contracts .....................................
  Withdrawals--Qualified Contracts .........................................
  Withdrawals--Tax-Sheltered Annuities .....................................
  Taxation of Death Benefits................................................
  Diversification ..........................................................
  Investor Control .........................................................
PERFORMANCE ................................................................
INTERNAL APPEALS PROCEDURES.................................................
OTHER INFORMATION ..........................................................
  The Separate Account .....................................................
  Distributor ..............................................................
  Ownership ................................................................
  Beneficiary ..............................................................
  Assignment ...............................................................

  Financial Statements .....................................................
APPENDIX A .................................................................
APPENDIX B..................................................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...............

INDEX OF SPECIAL TERMS

     Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Period ........................................................
Accumulation Unit ..........................................................
Annuitant ..................................................................
Annuity Date ...............................................................
Annuity Options ............................................................
Annuity Payments ...........................................................
Annuity Period .............................................................
Annuity Unit ...............................................................
Beneficiary ................................................................
Contract ...................................................................
Investment Portfolios ......................................................
Joint Owner ................................................................
Non-Qualified ..............................................................
Owner ......................................................................
Purchase Payment ...........................................................
Qualified ..................................................................
Tax-Deferral ...............................................................

HIGHLIGHTS

     The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the sub-accounts (also referred to as investment portfolios) of Conseco Variable Annuity Account H (Separate Account) and the fixed account. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

     The contract has a purchase payment credit feature under which we will credit an additional 4% to each purchase payment (purchase payment credit or bonus) you make. We call this the bonus feature. The contract also offers a guaranteed minimum death benefit option and a guaranteed minimum income benefit option. These options guarantee minimum death benefit and annuity payment amounts. There is an additional charge for these options.

     All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 8% of each purchase payment withdrawn. The annuity period occurs when you begin receiving regular annuity payments from your contract.

     You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

     FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation (less the purchase payment credit). This may be more or less than your original payment. We will return your original payment if required by law.

     TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.

     INQUIRIES. If you need more information, please contact us at:

     Conseco Variable Insurance Company
     11815 N. Pennsylvania Street
     Carmel, Indiana 46032
     (800) 824-2726

FEE TABLE

     The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

OWNER TRANSACTION EXPENSES:

CONTINGENT DEFERRED SALES CHARGE: (as a percentage of Purchase Payments)(See
Note 1 on page __)


          NO. OF CONTRACT YEARS FROM               CONTINGENT DEFERRED
          RECEIPT OF PURCHASE PAYMENT             SALES CHARGE PERCENT
          ------------------------------------------------------------
          0-1............................................ 8%
          2.............................................. 8%
          3.............................................. 8%
          4.............................................. 8%
          5.............................................. 7%
          6.............................................. 6%
          7.............................................. 5%
          8.............................................. 3%
          9.............................................. 1%
          10 or more..................................... 0%
          ------------------------------------------------------------

TRANSFER FEE: (See Note 2) No charge for one transfer in each 30 day period during the accumulation period. Thereafter, we will charge a fee of $25 per transfer. We will not charge for the two transfers allowed each contract year during the annuity period.

CONTRACT MAINTENANCE CHARGE:      $30 per contract per year (this charge can
(See Note 3)                      be increased to $60 per contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES: (See Note 4)
(as a percentage of average
account value)

                                            INSURANCE CHARGES
                                            (COMPRISED OF THE
                                               MORTALITY AND         TOTAL
                                               EXPENSE RISK        SEPARATE
                                                CHARGE AND         ACCOUNT
                                              ADMINISTRATIVE        ANNUAL
                                                  CHARGE)          EXPENSES
                                            ------------------     --------

Standard contract current charge)............      1.40%            1.40%

Standard contract (maximum charge)...........      1.65%            1.65%

Contract with guaranteed minimum
  death benefit (current charge) ............      1.70%            1.70%

Contract with guaranteed minimum
  death benefit (maximum charge) ............      1.90%            1.90%

Contract with guaranteed minimum
  death benefit and guaranteed
  minimum income benefit (current charge) ...      2.15%            2.15%

Contract with guaranteed minimum
  death benefit and guaranteed minimum
  income benefit (maximum charge) ...........      2.65%            2.65%


ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)
                                                                           TOTAL
                                                                          ANNUAL
                                                          OTHER       PORTFOLIO
                                                        EXPENSES       EXPENSES
                                                          (AFTER        (AFTER
                                                         EXPENSE       EXPENSE
                                                        REIMBURSE-    REIMBURS-
                                                         MENT, IF     EMENT, IF
                                          MANAGE-        ANY, FOR     ANY, FOR
                                           MENT  12b-1   CERTAIN      CERTAIN
                                           FEES   FEES  PORTFOLIOS)  PORTFOLIOS)
--------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
Conseco 20 Focus Portfolio ..............  0.80%   0.25%   0.10%       1.15%
Equity Portfolio ........................  0.79%   0.25%   0.06%       1.10%
Balanced Portfolio ......................  0.77%   0.25%   0.08%       1.10%
High Yield Portfolio ....................  0.80%   0.25%   0.10%       1.15%
Fixed Income Portfolio ..................  0.63%   0.25%   0.07%       0.95%
Government Securities Portfolio .........  0.64%   0.25%   0.06%       0.95%
Money Market Portfolio ..................  0.39%    --     0.06%       0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........  0.75%    --     0.04%       0.79%
Alger American Leveraged
  AllCap Portfolio ......................  0.85%    --     0.05%       0.90%
Alger American Mid Cap Growth
  Portfolio .............................  0.80%    --     0.04%       0.84%
Alger American Small Capitalization
  Portfolio .............................  0.85%    --     0.05%       0.90%

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. (4)
VP Income & Growth Fund .................  0.70%    --     0.00%       0.70%

VP International Fund ...................  1.23%    --     0.00%       1.23%
VP Value Fund ...........................  1.00%    --     0.00%       1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST (5)
Berger IPT--Growth Fund .................  0.75%    --     0.25%       1.00%
Berger IPT--Large Cap Growth
  Fund ..................................  0.75%    --     0.15%       0.90%
Berger IPT--Small Company Growth
  Fund ..................................  0.85%    --     0.13%       0.98%
Berger IPT--New Generation Fund .........  0.85%    --     0.30%       1.15%
Berger IPT--International Fund ..........  0.85%    --     0.35%       1.20%

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (Initial Shares)(6)..  0.75%    --     0.03%       0.78%

DREYFUS STOCK INDEX
FUND (Initial Shares)(6) ................  0.25%    --     0.01%       0.26%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)(6)
Dreyfus VIF Disciplined
  Stock Portfolio .......................  0.75%    --     0.06%       0.81%
Dreyfus VIF International
  Value Portfolio .......................  1.00%    --     0.39%       1.39%

FEDERATED INSURANCE SERIES (7)
Federated High Income Bond Fund II ......  0.60%    --     0.19%       0.79%
Federated International Equity
  Fund II ...............................  0.54%    --     0.71%       1.25%
Federated Utility Fund II ...............  0.75%    --     0.19%       0.94%
Federated International Small Company
 Fund II.................................  0.15%    --     1.35%       1.50%

FIRST AMERICAN INSURANCE PORTFOLIOS (8)
First American Large Cap Growth
  Portfolio .............................  0.70%   0.25%   0.10%       1.05%
First American Mid Cap Growth
  Portfolio .............................  0.70%   0.25%   0.20%       1.15%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
INVESCO VIF--High Yield Fund ............  0.60%    --     0.47%       1.07%
INVESCO VIF--Equity Income Fund .........  0.75%    --     0.42%       1.17%
INVESCO VIF--Financial Services Fund.....  0.75%    --     0.34%       1.09%
INVESCO VIF--Health Sciences Fund........  0.75%    --     0.32%       1.07%
INVESCO VIF--Real Estate Opportunity
   Fund..................................  0.90%    --     0.83%       1.73%
INVESCO VIF--Technology Fund.............  0.72%    --     0.30%       1.02%
INVESCO VIF--Telecommunications Fund.....  0.75%    --     0.31%       1.06%

JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
Aggressive Growth Portfolio .............  0.65%    --     0.01%       0.66%
Growth Portfolio ........................  0.65%    --     0.02%       0.67%
Worldwide Growth Portfolio ..............  0.65%    --     0.04%       0.69%

LAZARD RETIREMENT SERIES, INC. (11)
Lazard Retirement Equity Portfolio ......  0.75%  0.25%    0.25%       1.25%
Lazard Retirement Small Cap
  Portfolio .............................  0.75%  0.25%    0.25%       1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .............  0.50%    --     0.37%       0.87%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............  0.70%    --     0.44%       1.14%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........  0.65%    --     0.11%       0.76%
Partners Portfolio ......................  0.82%    --     0.10%       0.92%
Midcap Growth Portfolio .................  0.84%    --     0.14%       0.98%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio..............   0.65%  0.25%    0.03%       0.93%
Pioneer Equity-Income VCT Portfolio.....   0.65%  0.25%    0.06%       0.96%
Pioneer Europe VCT Portfolio(12)........   0.95%  0.25%    0.50%       1.70%

RYDEX VARIABLE TRUST
OTC Fund ...............................   0.75%    --     0.71%       1.46%
Nova Fund ..............................   0.75%    --     0.67%       1.42%
U.S. Government Money Market Fund.......   0.50%    --     0.64%       1.14%

SELIGMAN PORTFOLIOS, INC. (13)

Seligman Communications and
  Information Portfolio (Class 2) ......   0.75%  0.25%    0.12%       1.12%
Seligman Global Technology
  Portfolio (Class 2) ..................   1.00%  0.15%    0.40%       1.55%

STRONG OPPORTUNITY FUND II, INC. (14)
Opportunity Fund II ....................   1.00%    --     0.11%       1.11%

STRONG VARIABLE INSURANCE FUNDS, INC. (15)
Strong Mid Cap Growth Fund II ..........   1.00%    --     0.15%       1.15%

VAN ECK WORLDWIDE INSURANCE TRUST (16)
Worldwide Bond Fund ....................   1.00%    --     0.15%       1.15%
Worldwide Emerging Markets Fund ........   1.00%    --     0.26%       1.26%

Worldwide Hard Assets Fund .............   1.00%    --     0.14%       1.14%
Worldwide Real Estate Fund .............   1.00%    --     0.45%       1.45%

EXPLANATION OF FEE TABLE

     The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.

     (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolio; and 0.45% for the Money Market Portfolio.

     (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

     (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

     (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

     (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

     Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International

Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

     (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

     (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

     (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

     (9) The Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.83% and 1.73%, respectively.

     (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

     (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

     (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

     (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

     (14) Strong Capital Management, Inc., the fund's advisor of the Strong Opportunity Fund II is currently absorbing expenses of 0.07%. Without these absorptions, the expenses would have been 1.18% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (15) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.01%. Without these absorptions, the expenses would have been 1.16% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.


EXAMPLES:

Note 1. Once each contract year, you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

        (i)   10% of the value of your contract (on a non-cumulative basis);

        (ii) the IRS minimum distribution requirement for your contract if issued in connection with certain Individual Retirement Annuities; or

        (iii) the total of your purchase payments that have been in the contract more than 9 complete years.

     Note 2. We will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation period if the transfer is for the dollar cost averaging or rebalancing programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     Note 3. We will not charge the contract maintenance charge if the value of your contract is $50,000 or more. However, if you make a complete withdrawal, we will charge the full contract maintenance charge for the year.

     Note 4. The Fee Table and contract refer to Insurance Charges. The Insurance Charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as an Insurance Charge.

     The Fee Table reflects the current Insurance Charges for your contract. We reserve the right to increase the Insurance Charge in the future. The maximum charges are also reflected in the Fee Table.

EXAMPLES:

     The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of these examples, the assumed average contract size is $30,000.

     The examples in Chart 1 below assume that you do not elect the guaranteed minimum death benefit or the guaranteed minimum income benefit. The examples in Chart 2 below assume that you elect the guaranteed minimum death benefit and the guaranteed minimum income benefit and the maximum insurance charges (as opposed to the current charges for your Contract) apply.

     Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.


CURRENT CHARGES (no GMDB or GMIB)

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

     Example (a) - Assuming  surrender at the end of the periods shown:  Example
(b) - Assuming the contract  stays in force through the periods  shown:  Example
(c) - Assuming annuitization at the end of the periods shown:


                                                                                       1 Year      3 Years      5 Years    10 Years
                                                                                       ------      -------      -------    --------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                            (a)                $102         $159        $209        $307
                                                                      (b)                 $28         $85         $144        $307
                                                                      (c)                $102         $159        $144        $307
Equity Portfolio                                                      (a)                $102         $157        $206        $302
                                                                      (b)                 $27         $83         $142        $302
                                                                      (c)                $102         $157        $142        $302
Balanced Portfolio                                                    (a)                $102         $157        $206        $302
                                                                      (b)                 $27         $83         $142        $302
                                                                      (c)                $102         $157        $142        $302
High Yield Portfolio                                                  (a)                $102         $159        $209        $307
                                                                      (b)                 $28         $85         $144        $307
                                                                      (c)                $102         $159        $144        $307
Fixed Income Portfolio                                                (a)                $100         $153        $199        $286
                                                                      (b)                 $25         $78         $134        $286
                                                                      (c)                $100         $153        $134        $286
Government Securities Portfolio                                       (a)                $100         $153        $199        $286
                                                                      (b)                 $25         $78         $134        $286
                                                                      (c)                $100         $153        $134        $286
Money Market Portfolio                                                (a)                 $95         $137        $172        $233
                                                                      (b)                 $28         $85         $144        $307
                                                                      (c)                 $98         $148        $126        $269
ALGER AMERICAN FUND
Alger American Growth Portfolio                                       (a)                 $98         $148        $190        $269
                                                                      (b)                 $25         $77         $144        $307
                                                                      (c)                 $98         $148        $126        $269
Alger American Leveraged Allcap Portfolio                             (a)                $100         $151        $196        $281
                                                                      (b)                 $25         $77         $131        $281
                                                                      (c)                $100         $151        $131        $281
Alger American MidCap Growth Portfolio                                (a)                 $99         $149        $193        $275
                                                                      (b)                 $24         $75         $128        $275
                                                                      (c)                 $99         $149        $128        $275
Alger American Small Capitaliaztion Portfolio                         (a)                $100         $151        $196        $281
                                                                      (b)                 $25         $77         $131        $281
                                                                      (c)                $100         $151        $131        $281
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio                                          (a)                 $98         $145        $185        $260
                                                                      (b)                 $23         $71         $121        $260
                                                                      (c)                 $98         $145        $121        $260
VP International Fund                                                 (a)                $103         $161        $213        $315
                                                                      (b)                 $28         $87         $149        $315
                                                                      (c)                $103         $161        $149        $315
VP Value Fund                                                         (a)                $101         $154        $201        $291
                                                                      (b)                 $26         $80         $137        $291
                                                                      (c)                $101         $154        $137        $291
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund                                              (a)                $101         $154        $201        $291
                                                                      (b)                 $26         $80         $137        $291
                                                                      (c)                $101         $154        $137        $291
Berger IPT - Large Cap Growth Fund                                    (a)                $100         $151        $196        $281
                                                                      (b)                 $25         $77         $131        $281
                                                                      (c)                $100         $151        $131        $281
Berger IPT - Small Company Growth Fund                                (a)                $100         $154        $200        $289
                                                                      (b)                 $26         $79         $136        $289
                                                                      (c)                $100         $154        $136        $289
Berger IPT - New Generation Fund                                      (a)                $103         $160        $212        $312
                                                                      (b)                 $28         $86         $147        $312
                                                                      (c)                $103         $160        $147        $312
Berger IPT - International Fund                                       (a)                $103         $160        $212        $312
                                                                      (b)                 $28         $86         $147        $312
                                                                      (c)                $103         $160        $147        $312
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)       (a)                 $98         $147        $190        $268
                                                                      (b)                 $24         $73         $125        $268
                                                                      (c)                 $98         $147        $125        $268
DREYFUS STOCK INDEX FUND (Initial Shares)                             (a)                 $93         $131        $162        $212
                                                                      (b)                 $18         $57          $98        $212
                                                                      (c)                 $93         $131         $98        $212
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                               (a)                 $99         $148        $191        $272
                                                                      (b)                 $24         $74         $127        $272
                                                                      (c)                 $99         $148        $127        $272
Dreyfus VIF International Value Portfolio                             (a)                $105         $166        $221        $331
                                                                      (b)                 $30         $92         $157        $331
                                                                      (c)                $105         $166        $157        $331
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                    (a)                 $98         $148        $190        $269
                                                                      (b)                 $24         $73         $126        $269
                                                                      (c)                 $98         $148        $126        $269
Federated International Equity Fund II                                (a)                $104         $163        $216        $320
                                                                      (b)                 $29         $89         $151        $320
                                                                      (c)                $104         $163        $151        $320
Federated Utility Fund II                                             (a)                $100         $152        $198        $285
                                                                      (b)                 $25         $78         $134        $285
                                                                      (c)                $100         $152        $134        $285
Federated International Small Company Fund II                         (a)                $106         $170        $227        $342
                                                                      (b)                 $31         $95         $162        $342
                                                                      (c)                $106         $170        $162        $342
FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                               (a)                $100         $153        $199        $286
                                                                      (b)                 $25         $78         $134        $286
                                                                      (c)                $100         $153        $134        $286
First American Large Cap Growth Portfolio                             (a)                $102         $159        $209        $307
                                                                      (b)                 $28         $85         $144        $307
                                                                      (c)                $102         $159        $144        $307
INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF - High Yield Fund                                         (a)                $101         $156        $205        $298
                                                                      (b)                 $27         $82         $140        $298
                                                                      (c)                $101         $156        $140        $298
Invesco VIF - Equity Income Fund                                      (a)                $102         $160        $210        $309
                                                                      (b)                 $28         $85         $145        $309
                                                                      (c)                $102         $160        $145        $309
Invesco VIF - Financial Services Fund                                 (a)                $102         $157        $206        $301
                                                                      (b)                 $27         $83         $141        $301
                                                                      (c)                $102         $157        $141        $301
Invesco VIF - Health Sciences Fund                                    (a)                $101         $156        $205        $298
                                                                      (b)                 $27         $82         $140        $298
                                                                      (c)                $101         $156        $140        $298
Invesco VIF - Real Estate Opportunity Fund                            (a)                $108         $177        $239        $364
                                                                      (b)                 $34         $103        $174        $364
                                                                      (c)                $108         $177        $174        $364
Invesco VIF - Technology Fund                                         (a)                $101         $155        $202        $293
                                                                      (b)                 $26         $81         $138        $293
                                                                      (c)                $101         $155        $138        $293
Invesco VIF - Telecommunications Fund                                 (a)                $101         $156        $204        $297
                                                                      (b)                 $27         $82         $140        $297
                                                                      (c)                $101         $156        $140        $297
JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                           (a)                 $97         $143        $183        $256
                                                                      (b)                 $22         $69         $119        $256
                                                                      (c)                 $97         $143        $119        $256
Growth Portfolio                                                      (a)                 $97         $144        $184        $257
                                                                      (b)                 $23         $70         $119        $257
                                                                      (c)                 $97         $144        $119        $257
Worldwide Growth Portfolio                                            (a)                 $97         $144        $185        $259
                                                                      (b)                 $23         $70         $120        $259
                                                                      (c)                 $97         $144        $120        $259
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                    (a)                $103         $162        $214        $317
                                                                      (b)                 $29         $88         $150        $317
                                                                      (c)                $103         $162        $150        $317
Lazard Retirement Small Cap Portfolio                                 (a)                $103         $162        $214        $317
                                                                      (b)                 $23         $70         $119        $257
                                                                      (c)                 $99         $150        $130        $278
LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                           (a)                 $99         $150        $194        $278
                                                                      (b)                 $23         $70         $119        $257
                                                                      (c)                 $99         $150        $130        $278
MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                           (a)                $102         $159        $209        $306
                                                                      (b)                 $27         $84         $144        $306
                                                                      (c)                $102         $159        $144        $306
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                       (a)                 $98         $147        $189        $266
                                                                      (b)                 $24         $72         $124        $266
                                                                      (c)                 $98         $147        $124        $266
Partners Portfolio                                                    (a)                $100         $152        $197        $283
                                                                      (b)                 $25         $77         $133        $283
                                                                      (c)                $100         $152        $133        $283
Midcap Growth Portfolio                                               (a)                $100         $154        $200        $289
                                                                      (b)                 $26         $79         $136        $289
                                                                      (c)                $100         $154        $136        $289
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                            (a)                $100         $152        $198        $284
                                                                      (b)                 $25         $78         $133        $284
                                                                      (c)                $100         $152        $133        $284
Pioneer Equity - Income VCT Portfolio                                 (a)                $100         $153        $199        $287
                                                                      (b)                 $26         $79         $135        $287
                                                                      (c)                $100         $153        $135        $287
Pioneer Europe VCT Portfolio                                          (a)                $108         $176        $237        $361
                                                                      (b)                 $33         $102        $172        $361
                                                                      (c)                $108         $176        $172        $361
RYDEX VARIABLE TRUST
OTC Fund                                                              (a)                $105         $169        $225        $338
                                                                      (b)                 $31         $94         $160        $338
                                                                      (c)                $105         $169        $160        $338
Nova Fund                                                             (a)                $105         $167        $223        $334
                                                                      (b)                 $30         $93         $158        $334
                                                                      (c)                $105         $167        $158        $334
U.S. Government Money Market Fund                                     (a)                $102         $159        $209        $306
                                                                      (b)                 $27         $84         $144        $306
                                                                      (c)                $102         $159        $144        $306
SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)           (a)                $102         $158        $207        $304
                                                                      (b)                 $27         $84         $143        $304
                                                                      (c)                $102         $158        $143        $304
Seligman - Global Technology Portfolio (Class 2)                      (a)                $106         $171        $230        $347
                                                                      (b)                 $32         $97         $165        $347
                                                                      (c)                $106         $171        $165        $347
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                   (a)                $102         $158        $207        $303
                                                                      (b)                 $27         $83         $142        $303
                                                                      (c)                $102         $158        $142        $303
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                          (a)                $102         $159        $209        $307
                                                                      (b)                 $28         $85         $144        $307
                                                                      (c)                $102         $159        $144        $307
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                   (a)                $103         $161        $213        $314
                                                                      (b)                 $28         $87         $148        $314
                                                                      (c)                $103         $161        $148        $314
Worldwide Emerging Markets Fund                                       (a)                $106         $171        $229        $346
                                                                      (b)                 $32         $97         $164        $346
                                                                      (c)                $106         $171        $164        $346
Worldwide Hard Assets Fund                                            (a)                $103         $162        $215        $318
                                                                      (b)                 $29         $88         $150        $318
                                                                      (c)                $103         $162        $150        $318
Worldwide Real Estate Fund                                            (a)                $124         $223        $313        $498
                                                                      (b)                 $49         $148        $247        $498
                                                                      (c)                $124         $223        $247        $498


Annual maintenance charges have been approximated as a 10.0 basis point annual asset charge.



MAXIMUM CHARGES

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

     Example (a) - Assuming  surrender at the end of the periods shown:  Example
(b) - Assuming the contract  stays in force through the periods  shown:  Example
(c) - Assuming annuitization at the end of the periods shown:



                                                                                      1 Year     3 Years    5 Years    10 Years
                                                                                     ------     -------    -------    --------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                               (a)           $115        $198       $272       $426
                                                                         (b)            $41        $123       $207       $426
                                                                         (c)           $115        $198       $207       $426
Equity Portfolio                                                         (a)           $115        $196       $270       $422
                                                                         (b)            $40        $122       $205       $422
                                                                         (c)           $115        $196       $205       $422
Balanced Portfolio                                                       (a)           $115        $196       $270       $422
                                                                         (b)            $40        $122       $205       $422
                                                                         (c)           $115        $196       $205       $422
High Yield Portfolio                                                     (a)           $115        $198       $272       $426
                                                                         (b)            $41        $123       $207       $426
                                                                         (c)           $115        $198       $207       $426
Fixed Income Portfolio                                                   (a)           $113        $191       $263       $408
                                                                         (b)            $38        $117       $197       $408
                                                                         (c)           $113        $191       $197       $408
Government Securities Portfolio                                          (a)           $113        $191       $263       $408
                                                                         (b)            $38        $117       $197       $408
                                                                         (c)           $113        $191       $197       $408
Money Market Portfolio                                                   (a)           $108        $176       $237       $361
                                                                         (b)            $41        $123       $207       $426
                                                                         (c)           $112        $187       $190       $393
ALGER AMERICAN FUND
Alger American Growth Portfolio                                          (a)           $112        $187       $255       $393
                                                                         (b)            $38        $115       $207       $426
                                                                         (c)           $112        $187       $190       $393
Alger American Leveraged Allcap Portfolio                                (a)           $113        $190       $260       $404
                                                                         (b)            $38        $115       $195       $404
                                                                         (c)           $113        $190       $195       $404
Alger American MidCap Growth Portfolio                                   (a)           $112        $188       $257       $398
                                                                         (b)            $37        $114       $192       $398
                                                                         (c)           $112        $188       $192       $398
Alger American Small Capitaliaztion Portfolio                            (a)           $113        $190       $260       $404
                                                                         (b)            $38        $115       $195       $404
                                                                         (c)           $113        $190       $195       $404
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio                                             (a)           $111        $184       $250       $385
                                                                         (b)            $36        $109       $185       $385
                                                                         (c)           $111        $184       $185       $385
VP International Fund                                                    (a)           $116        $200       $276       $433
                                                                         (b)            $41        $125       $211       $433
                                                                         (c)           $116        $200       $211       $433
VP Value Fund                                                            (a)           $114        $193       $265       $413
                                                                         (b)            $39        $118       $200       $413
                                                                         (c)           $114        $193       $200       $413
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund                                                 (a)           $114        $193       $265       $413
                                                                         (b)            $39        $118       $200       $413
                                                                         (c)           $114        $193       $200       $413
Berger IPT - Large Cap Growth Fund                                       (a)           $113        $190       $260       $404
                                                                         (b)            $38        $115       $195       $404
                                                                         (c)           $113        $190       $195       $404
Berger IPT - Small Company Growth Fund                                   (a)           $114        $192       $264       $411
                                                                         (b)            $39        $118       $199       $411
                                                                         (c)           $114        $192       $199       $411
Berger IPT - New Generation Fund                                         (a)           $116        $199       $275       $431
                                                                         (b)            $41        $125       $210       $431
                                                                         (c)           $116        $199       $210       $431
Berger IPT - International Fund                                          (a)           $116        $199       $275       $431
                                                                         (b)            $41        $125       $210       $431
                                                                         (c)           $116        $199       $210       $431
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)          (a)           $111        $186       $254       $392
                                                                         (b)            $37        $112       $189       $392
                                                                         (c)           $111        $186       $189       $392
DREYFUS STOCK INDEX FUND (Initial Shares)                                (a)           $106        $170       $228       $343
                                                                         (b)            $31        $96        $163       $343
                                                                         (c)           $106        $170       $163       $343
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                  (a)           $112        $187       $256       $395
                                                                         (b)            $37        $113       $191       $395
                                                                         (c)           $112        $187       $191       $395
Dreyfus VIF International Value Portfolio                                (a)           $118        $205       $284       $448
                                                                         (b)            $43        $130       $219       $448
                                                                         (c)           $118        $205       $219       $448
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                       (a)           $112        $187       $255       $393
                                                                         (b)            $37        $112       $190       $393
                                                                         (c)           $112        $187       $190       $393
Federated International Equity Fund II                                   (a)           $117        $202       $279       $438
                                                                         (b)            $42        $127       $214       $438
                                                                         (c)           $117        $202       $214       $438
Federated Utility Fund II                                                (a)           $113        $191       $262       $407
                                                                         (b)            $38        $117       $197       $407
                                                                         (c)           $113        $191       $197       $407
Federated International Small Company Fund II                            (a)           $119        $208       $290       $457
                                                                         (b)            $44        $134       $224       $457
                                                                         (c)           $119        $208       $224       $457
FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                  (a)           $113        $191       $263       $408
                                                                         (b)            $38        $117       $197       $408
                                                                         (c)           $113        $191       $197       $408
First American Large Cap Growth Portfolio                                (a)           $115        $198       $272       $426
                                                                         (b)            $41        $123       $207       $426
                                                                         (c)           $115        $198       $207       $426
INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF - High Yield Fund                                            (a)           $115        $195       $268       $419
                                                                         (b)            $40        $121       $203       $419
                                                                         (c)           $115        $195       $203       $419
Invesco VIF - Equity Income Fund                                         (a)           $116        $198       $273       $428
                                                                         (b)            $41        $124       $208       $428
                                                                         (c)           $116        $198       $208       $428
Invesco VIF - Financial Services Fund                                    (a)           $115        $196       $269       $421
                                                                         (b)            $40        $121       $204       $421
                                                                         (c)           $115        $196       $204       $421
Invesco VIF - Health Sciences Fund                                       (a)           $115        $195       $268       $419
                                                                         (b)            $40        $121       $203       $419
                                                                         (c)           $115        $195       $203       $419
Invesco VIF - Real Estate Opportunity Fund                               (a)           $121        $215       $301       $477
                                                                         (b)            $47        $141       $235       $477
                                                                         (c)           $121        $215       $235       $477
Invesco VIF - Technology Fund                                            (a)           $114        $194       $266       $415
                                                                         (b)            $39        $119       $201       $415
                                                                         (c)           $114        $194       $201       $415
Invesco VIF - Telecommunications Fund                                    (a)           $114        $195       $268       $418
                                                                         (b)            $40        $120       $203       $418
                                                                         (c)           $114        $195       $203       $418
JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                              (a)           $110        $183       $248       $381
                                                                         (b)            $35        $108       $183       $381
                                                                         (c)           $110        $183       $183       $381
Growth Portfolio                                                         (a)           $110        $183       $248       $382
                                                                         (b)            $36        $108       $184       $382
                                                                         (c)           $110        $183       $184       $382
Worldwide Growth Portfolio                                               (a)           $111        $183       $249       $384
                                                                         (b)            $36        $109       $185       $384
                                                                         (c)           $111        $183       $185       $384
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                       (a)           $116        $201       $277       $435
                                                                         (b)            $42        $126       $212       $435
                                                                         (c)           $116        $201       $212       $435
Lazard Retirement Small Cap Portfolio                                    (a)           $116        $201       $277       $435
                                                                         (b)            $36        $108       $184       $382
                                                                         (c)           $112        $189       $194       $401
LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                              (a)           $112        $189       $259       $401
                                                                         (b)            $36        $108       $184       $382
                                                                         (c)           $112        $189       $194       $401
MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                              (a)           $115        $197       $272       $425
                                                                         (b)            $40        $123       $207       $425
                                                                         (c)           $115        $197       $207       $425
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                          (a)           $111        $186       $253       $391
                                                                         (b)            $37        $111       $188       $391
                                                                         (c)           $111        $186       $188       $391
Partners Portfolio                                                       (a)           $113        $191       $261       $405
                                                                         (b)            $38        $116       $196       $405
                                                                         (c)           $113        $191       $196       $405
Midcap Growth Portfolio                                                  (a)           $114        $192       $264       $411
                                                                         (b)            $39        $118       $199       $411
                                                                         (c)           $114        $192       $199       $411
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                               (a)           $113        $191       $262       $406
                                                                         (b)            $38        $116       $196       $406
                                                                         (c)           $113        $191       $196       $406
Pioneer Equity - Income VCT Portfolio                                    (a)           $113        $192       $263       $409
                                                                         (b)            $39        $117       $198       $409
                                                                         (c)           $113        $192       $198       $409
Pioneer Europe VCT Portfolio                                             (a)           $121        $214       $299       $474
                                                                         (b)            $46        $140       $234       $474
                                                                         (c)           $121        $214       $234       $474
RYDEX VARIABLE TRUST
OTC Fund                                                                 (a)           $119        $207       $288       $454
                                                                         (b)            $44        $132       $222       $454
                                                                         (c)           $119        $207       $222       $454
Nova Fund                                                                (a)           $118        $206       $286       $450
                                                                         (b)            $43        $131       $220       $450
                                                                         (c)          $118        $206       $220       $450
U.S. Government Money Market Fund                                        (a)           $115        $197       $272       $425
                                                                         (b)            $40        $123       $207       $425
                                                                         (c)           $115        $197       $207       $425
SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)              (a)           $115        $197       $271       $424
                                                                         (b)            $40        $122       $206       $424
                                                                         (c)           $115        $197       $206       $424
Seligman - Global Technology Portfolio (Class 2)                         (a)           $120        $210       $292       $462
                                                                         (b)            $45        $135       $227       $462
                                                                         (c)           $120        $210       $227       $462
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                      (a)           $115        $196       $270       $423
                                                                         (b)            $40        $122       $205       $423
                                                                         (c)           $115        $196       $205       $423
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                             (a)           $115        $198       $272       $426
                                                                         (b)            $41        $123       $207       $426
                                                                         (c)           $115        $198       $207       $426
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                      (a)           $116        $200       $276       $433
                                                                         (b)            $41        $125       $211       $433
                                                                         (c)           $116        $200       $211       $433
Worldwide Emerging Markets Fund                                          (a)           $119        $210       $292       $461
                                                                         (b)            $45        $135       $226       $461
                                                                         (c)           $119        $210       $226       $461
Worldwide Hard Assets Fund                                               (a)           $117        $201       $278       $436
                                                                         (b)            $42        $126       $213       $436
                                                                         (c)           $117        $201       $213       $436
Worldwide Real Estate Fund                                               (a)           $137        $260       $371       $595
                                                                         (b)            $62        $185       $305       $595
                                                                         (c)           $137        $260       $305       $595


Annual maintenance charges have been approximated as a 10.0 basis point annual


THE COMPANY

     Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries and a nationwide network of insurance agents and finance dealers, Conseco, Inc. provides solutions for wealth protection and wealth creation to more than 12 million customers.

THE CONSECO ADVANTAGE PLUS
ANNUITY CONTRACT

     This prospectus describes the variable annuity contract we are offering. An annuity is a contract between you (the owner) and our insurance company, where you make purchase payments and we promise to pay you an income in the form of periodic annuity payments. Until you decide to begin receiving annuity payments, your contract is in the ACCUMULATION PERIOD. Once you begin receiving annuity payments, your contract is in the ANNUITY PERIOD.

     The contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your contract until you take money out of your contract.

     The contract is called a variable annuity because you can choose among the investment portfolios, and depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select.

     You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment portfolio(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

     A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as a qualified contract, the minimum we will accept is $2,000. We will accept up to $2,000,000 in purchase payments without our prior approval.

     You can make additional purchase payments of $500 or more to a non-qualified contract and $50 each month to a qualified contract. If you select the automatic payment check option, you can make additional payments of $200 each month for non-qualified contracts and $50 each month for qualified contracts.

PURCHASE PAYMENT CREDIT FEATURE

     Each time you make a purchase payment, we will credit an additional 4% to that purchase payment. We refer to these amounts as purchase payment credits or the bonus. Purchase payment credits will be allocated in the same way as your purchase payment. An amount equal to the credits will be deducted if you make a withdrawal during the Free Look Period. After the Free Look Period ends, you will have a vested interest in the purchase payment credit amount. We will not deduct any earnings that result from the purchase payment credit at any time.

     Contract charges are deducted from contract value. Therefore, when we credit your contract with a purchase payment credit, your contract incurs expenses on the total contract value, which includes on the purchase payment credit amount. When you cancel your contract during the Free Look Period, you will forfeit your purchase payment credit. Since charges will have been assessed during the Free Look Period against the higher amount (that is, the purchase payment plus the credit amount), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the purchase payment credit. We expect to profit from certain charges assessed under the contract, including certain charges (i.e., the contingent deferred sales charge and the insurance charge) associated with the purchase payment credit. The purchase payment credit feature may not be available in your state.

ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a contract, we will allocate your purchase payment as you direct to the fixed account (if available), and/or one or more of the investment portfolios you select. Currently, you can allocate money to as many as 15 investment options at any one time including the fixed account. When you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise. Allocation percentages must be in whole numbers.

     Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern standard time.

FREE LOOK

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. On the day we receive your request at our administrative office, we will return the value of your contract, less the purchase payment credits. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to return your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

INVESTMENT OPTIONS

     The contract offers 59 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

     You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (800) 557-7043. See Appendix A which contains a summary of investment objectives and strategies for each portfolio.

     The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.

     A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
     o  Conseco 20 Focus Portfolio
     o  Equity Portfolio
     o  Balanced Portfolio
     o  High Yield Portfolio
     o  Fixed Income Portfolio
     o  Government Securities Portfolio
     o  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
     o  Alger American Growth Portfolio
     o  Alger American Leveraged AllCap Portfolio
     o  Alger American MidCap Growth Portfolio
     o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.
     o  VP Income & Growth Fund
     o  VP International Fund
     o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER LLC
     o  Berger IPT--Growth Fund
     o  Berger IPT--Large Cap Growth Fund (formerly, Berger IPT--
         Growth and Income Fund)
     o  Berger IPT--Small Company Growth Fund
     o  Berger IPT--New Generation Fund

MANAGED BY BBOI WORLDWIDE LLC
     o  Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (Initial Shares)
MANAGED BY THE DREYFUS CORPORATION
SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (Initial Shares)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")(Initial Shares)
MANAGED BY THE DREYFUS CORPORATION

     o  Dreyfus VIF--Disciplined Stock Portfolio
     o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o  Federated High Income Bond Fund II
   o  Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II
   o  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
MANAGED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT
   o  First American Large Cap Growth Portfolio
   o  First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
   o INVESCO VIF--High Yield Fund
   o INVESCO VIF--Equity Income Fund
   o INVESCO VIF--Financial Services Fund
   o INVESCO VIF--Health Sciences Fund
   o INVESCO VIF--Real Estate Opportunity Fund
   o INVESCO VIF--Technology Fund
   o INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
   o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
MANAGED BY BRINSON ADVISORS, INC. (formerly known as
Mitchell Hutchins Asset Management Inc.)
Sub-advised by Alliance Capital Management L.P.
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio
   o  Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   o  Pioneer Fund VCT Portfolio
   o  Pioneer Equity-Income VCT Portfolio
   o  Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS
   o  OTC Fund
   o  Nova Fund
   o  U.S. Government Money Market Fund


SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   o  Seligman Communications and Information Portfolio (Class 2)
   o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
     o  Worldwide Bond Fund
     o  Worldwide Emerging Markets Fund
     o  Worldwide Hard Assets Fund
     o  Worldwide Real Estate Fund

     Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may enter into certain arrangements under which we are reimbursed by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which we provide to the portfolios.

THE FIXED ACCOUNT

     You can invest in the fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state.

THE GENERAL ACCOUNT

     During the annuity period, if you elect a fixed annuity your annuity payments will be paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed annuity, the payments you receive will remain level. Fixed annuity payments from our general account are only available during the annuity period.

VOTING RIGHTS

     We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

SUBSTITUTION

     We may, in the interest of shareholders, deem it necessary to discontinue one or more of the investment portfolios or substitute one of the investment portfolios you have selected with another investment portfolio. We will notify you of our intent to do this. We will obtain prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

     You can transfer money among the fixed account and the investment portfolios. Currently, you can allocate money to up to 15 investment options at any one time.

     TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the fixed account, and to or from any investment portfolio by providing us with a written request. The following apply to any transfer during the accumulation period:

     1. Currently, there are no limits on the number of transfers that can be made. However, if you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted.

     2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio, whichever is less. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs, or made at the end of the Free Look Period.

     3. You must leave at least $500 in each investment portfolio after you make a transfer unless the entire amount is being transferred.

     4. Transfers out of the fixed account are limited to 20% of the value of your contract in the fixed account every 6 months. This requirement is waived if the transfer is pursuant to the dollar cost averaging program.

     5. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

     a. the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.

     6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.

     TRANSFERS DURING THE ANNUITY PERIOD. You can only make 2 transfers every contract year during the annuity period. The 2 transfers are free. The following also apply to any transfer during the annuity period:

     1. You can make transfers at least 30 days before the due date of the next annuity payment for which the transfer will apply.

     2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

     3. You must leave at least $500 in each investment portfolio after a transfer unless the entire amount is being transferred.

     4. No transfers can be made between the general account and the investment portfolios. You may only make transfers between the investment portfolios.

     5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

     TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

     This product is not designed for professional market timing organizations. We reserve the right to modify the transfer privileges described above.

DOLLAR COST AVERAGING PROGRAM

     The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

     All dollar cost averaging transfers will be made on the first business day of the month. Dollar cost averaging must be for between 6-60 months. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.


 If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee.

There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. This program may vary by state.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

     Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

     We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

SWEEP PROGRAM

     You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis.

EXPENSES

     There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

     Each day, we make a deduction for our insurance charges. The insurance charges do not apply to amounts allocated to the fixed account. The insurance charges, on an annual basis, are equal to 1.40% of the average daily value the contract invested in an investment portfolio of you do not select either the guaranteed minimum death benefit or the guaranteed minimum income benefit. We may increase the insurance charges for your contract up to 1.65%.

     If, at the time of application, you select the guaranteed minimum death benefit, the insurance charges for your contract are equal to 1.70% on an annual basis. We may increase the insurance charges for your contract up to 2.15%.

     If, at the time of application, you select the guaranteed minimum death benefit and the guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.00% on an annual basis. We may increase the insurance charges for your contract up to 2.65%.

     The insurance charges are for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. These charges are included in part of our calculation of the value of the accumulation units and the annuity units. If the charges are insufficient, then we will bear the loss. We do, however, expect to profit from these charges.

CONTRACT MAINTENANCE CHARGE

     During the accumulation period, every year on the anniversary of the date when your contract was issued, we deduct $30 from your contract as a contract maintenance charge. This charge is for certain administrative expenses associated with the contract, and can be increased up to a maximum of $60 per contract per year.

     We do not deduct the contract maintenance charge if the value of your contract is $50,000 or more on the contract anniversary. If you make a full withdrawal on other than a contract anniversary, and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge at the time of the full withdrawal. If, when you begin to receive annuity payments, the annuity date is a different date than your contract anniversary and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge on the annuity date.

     The contract maintenance charge will be deducted first from the fixed account. If there is insufficient value in the fixed account, the fee will then be deducted from the investment portfolio with the largest balance.

No contract maintenance charge is deducted during the annuity period.

CONTINGENT DEFERRED SALES CHARGE

     During the accumulation period, you can make withdrawals from your contract. A contingent deferred sales charge may be assessed against purchase payments withdrawn. We keep track of each purchase payment you make. Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your purchase payment, we will assess a contingent deferred sales charge. The contingent deferred sales charge compensates us for expenses associated with selling the contract. The charge is as follows:

                     NO. OF YEARS              CONTINGENT
                     FROM RECEIPT OF         DEFERRED SALES
                     PURCHASE PAYMENT            CHARGE

                     --------------------------------------
                      0-1.............................. 8%
                      2................................ 8%
                      3................................ 8%
                      4................................ 8%
                      5................................ 7%
                      6................................ 6%
                      7................................ 5%
                      8................................ 3%
                      9................................ 1%
                      10 or more....................... 0%


     Each purchase payment has its own contingent deferred sales charge period. When you make a withdrawal, the charge is deducted first from purchase payments (oldest to newest), and then from earnings.

     For tax purposes, withdrawals are generally considered to have come from earnings first.

     FREE WITHDRAWALS. Once each contract year you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

     o  10% of the value of your contract (on a non-cumulative basis);

     o the IRS minimum distribution requirement for this contract if it was issued as an individual retirement annuity; or

     o the total of your purchase payments that have been in the contract for more than 9 complete years.

     UNEMPLOYMENT BENEFIT. We will allow a one time free partial withdrawal of up to 50% of your contract value if:

     o  your contract has been in force for at least 1 year;

     o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

     o you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;

     o  your employment was involuntarily terminated by your employer; and

     o you certify to us that you are still unemployed when you make the withdrawal request.

     This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of our company or any of our affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE

     You can make one free transfer every 30 days during the accumulation period. If you make more than one transfer in a 30-day period, you may be charged a transfer fee of $25 per transfer. The two transfers permitted each year during the annuity period are free. We reserve the right to change the transfer fee.

     The transfer fee is deducted from the investment option that you transfer your funds from. If you transfer your entire interest from an investment option, the transfer fee is deducted from the amount transferred. If there are multiple investment options from which you transfer funds, the transfer fee will be deducted first from the fixed account, and then from the investment portfolio with the largest balance that is involved in the transfer.

     If the transfer is part of the dollar cost averaging or rebalancing program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice to deduct these taxes when either annuity payments begin, a death benefit is paid or upon partial or full surrender of the contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

     We will deduct from the contract any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

CONTRACT VALUE

     Your contract value is the sum of your interest in the various investment portfolios and the fixed account. Your interest in the investment portfolio(s) will vary depending upon the investment performance of the portfolios you choose. In order to keep track of your contract value in an investment portfolio, we use a unit of measure called an ACCUMULATION UNIT. During the annuity period of your contract we call the unit an ANNUITY UNIT. The value of your contract is affected by the investment performance of the portfolios, the expenses of the portfolios and the deduction of charges under the contract.

ACCUMULATION UNITS

     Every business day, we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

     2. subtracting the daily amount of the insurance charges.

     The value of an accumulation unit may go up or down from business day to business day.

     When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated, including any purchase payment credit, to an investment portfolio by the value of the accumulation unit for that investment portfolio. When you make a withdrawal, we deduct accumulation units from your contract representing the withdrawal. We also deduct accumulation units when we deduct certain charges under the contract.

     We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

     On Wednesday, we receive an additional purchase payment of $4,000 from you and we credit your contract with the 4% purchase payment credit. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,160 ($4,000 purchase payment plus $160 credit) by $12.25 and credit your contract on Wednesday night with 339.59 accumulation units for the Equity Portfolio.

ACCESS TO YOUR MONEY

     You can have access to the money in your contract:

     o  by making a withdrawal (either a partial or a complete withdrawal);

     o  by electing to receive annuity payments; or

     o  when a death benefit is paid to your beneficiary.

     In general, withdrawals can only be made during the accumulation period.

     When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, (i) less any applicable contingent deferred sales charge; (ii) less any contract maintenance charge; and (iii) less any applicable premium tax. This amount is the contract withdrawal value.

     You must tell us which account (investment portfolio(s), and/or the fixed account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, or the fixed account must be at least $500. We require that after a partial withdrawal is made, that at least $500 is left in at least one investment portfolio. If you do not have at least $500 in one investment portfolio, we reserve the right to terminate the contract and pay you the contract withdrawal value.

     Once we receive your written request for a withdrawal from an investment portfolio we will pay the amount of any withdrawal within 7 days.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

     The systematic withdrawal program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. You can instruct us to withdraw a level dollar amount or percentage from specified investment options (largest account balance or on a pro-rata basis). If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis. The systematic withdrawal program will end any time you designate or when the contract value is exhausted, whichever occurs first. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. We do not have any charge for this program, however, the withdrawal may be subject to a contingent deferred sales charge.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS (UNDER 403(B) CONTRACTS, SEE "TAXES--WITHDRAWALS--TAX-SHELTERED ANNUITIES") MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the SEC, by order, so permits for the protection of owners.

     We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

     If you, or your joint owner, die before annuity payments begin, we will pay a death benefit to your beneficiary. If you have a joint owner, the surviving joint owner will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

     If death occurs prior to age 80, the amount of the death benefit will be the greater of:

     (1) the value of your contract as of the business day we receive proof of death and a payment election; or

     (2) the total purchase payments you have made, less any adjusted partial withdrawals and contingent deferred sales charges.

     If you are age 80 or over, the death benefit will be equal to the value of your contract as of the business day we receive proof of death and a payment election.


     OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT. For an extra charge, at the time you purchase the contract, you can choose the optional guaranteed minimum death benefit. Under this option, if you die before age 80, the death benefit will be the greater of:

     (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

     (2) the value of your contract as of the business day we receive proof of death and a payment election; or

     (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals.

     Adjusted partial withdrawal means:

     o the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by

     o the amount of the death benefit just before the partial withdrawal; divided by

     o  the value of your contract just before the partial withdrawal.

     If death occurs at age 80 or later, the death benefit will be the greater of: (1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawal.

     If joint owners are named, the death benefit is determined based on the age of the oldest owner and is payable on the first death. If the owner is a non-natural person, the death of an annuitant will be treated as the death of the owner.

     THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.


     The value of your contract for purposes of calculating any death benefit amount will be determined as of the business day we receive due proof of death and an election for the payment method (see below). After the death benefit amount is calculated, it will remain in the investment portfolios and/or the fixed account until distribution begins. Until we distribute the death benefit amount, the death benefit amount in the investment portfolios will be subject to investment risk, which is borne by the beneficiary.


PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

     Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the options described below in the event of your death during the accumulation period.

     OPTION 1--lump sum payment of the death benefit; or

     OPTION 2--the payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

     OPTION 3--payment of the death benefit under an annuity option over the lifetime of the beneficiary, or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning within 1 year of the date of your death or of any joint owner.

     Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

     Unless you have previously designated one of the payment options above, a beneficiary who is a spouse of the owner may elect to:

     o continue the contract in his or her own name at the then current contract value;

     o  elect a lump sum payment of the death benefit; or

     o  apply the death benefit to an annuity option.

     If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

     If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the owner's or joint owner's death. Upon the owner's death during the annuity period, the beneficiary becomes the owner. Upon the death of any Joint Owner during the annuity period, the surviving owner, if any, will be treated as the primary beneficiary.

DEATH OF ANNUITANT

     If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you will automatically become the annuitant. A change of annuitant by the owner may result in a taxable event. You may designate a new annuitant subject to our approval. If the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

     Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS
(THE ANNUITY PERIOD)

     Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). The ANNUITANT is the person whose life we look to when we determine annuity payments. You can change the annuity date at any time prior to 30 days of the existing annuity date by providing us with a written request.

     You can also choose among income plans. We call those ANNUITY OPTIONS. You can elect an annuity option by providing us with a written request. You can change the annuity option any time before 30 days of the existing annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. If you do not tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

ANNUITY PAYMENT AMOUNT

     If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) The value of your contract in the investment portfolio(s) on the annuity date;

     2) The 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract; and

     3) The performance of the investment portfolio(s) you selected.

     You can choose either a 3% or a 5% assumed investment rate. If the actual performance exceeds the 3% or 5% (as you selected) assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your annuity payments will decrease.

     On the annuity date, the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is on or after the 5th contract anniversary, and you choose an annuity option that has a life contingency for a minimum of 5 years, we will apply the value of your contract, less any premium tax and less any contract maintenance charge to the annuity option you elect.

     Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, we may make a single lump sum payment to you instead of annuity payments. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity payments are at least $50.

     OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT. For an extra charge, you can elect the guaranteed minimum income benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT THE OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT.

     Under the guaranteed minimum income benefit, a guaranteed minimum income benefit base will be applied to your annuity option to provide annuity payments. Prior to your 80th birthday, this amount is equal to:

     1) the largest contract value on any contract anniversary; less

     2) any adjusted partial withdrawals.

     This amount is limited to no more than twice the amount of purchase payments made less any adjusted partial withdrawals.

     Adjusted partial withdrawal is equal to the partial withdrawal amount, including the contingent deferred sales charge and any applicable premium taxes; multiplied by the amount of the guaranteed minimum income benefit base just before the partial withdrawal; divided by the value of your contract just before the partial withdrawal.

     The guaranteed minimum income benefit base after your 80th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or

(2) the guaranteed minimum income benefit base as of the last contract anniversary before your 80th birthday less any adjusted partial withdrawals.

     If you elect this benefit, the following limitations will apply:

     o You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2. Life Income With Period Certain, will be applied.

     o If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.

     o If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.

     o The annuity date selected must occur within 30 days following a contract anniversary.

     o If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.

     On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.

     THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

     You can choose one of the following annuity options or any other annuity option which is acceptable to us. After annuity payments begin, you cannot change the annuity option.

     OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 2. LIFE INCOME WITH PERIOD CERTAIN. We will make monthly annuity payments so long as the annuitant is alive and then for a specified period certain. If an annuitant, who is not the owner, dies before we have made all of the payments, we will continue to make the payments for the remainder of the guaranteed period to you. If you do not want to receive payments, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 4. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. The annuitant must be at least 50 years old, and the joint annuitant must be at least 45 years old at the time of the first payment.

TAXES

     NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX-DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

     You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

     When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an Individual Retirement Annuity (IRA), your contract is referred to as a NON-QUALIFIED CONTRACT.

     If you purchase the contract under a pension plan, specially sponsored program or an IRA, your contract is referred to as a QUALIFIED CONTRACT.

     A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6) which are allocable to purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employees and his or her beneficiary;

     (5) paid to you after you have attained age 55 and you have left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified contract;

     (9)  paid from an IRA for medical insurance (as defined in the Code);

     (10) paid from an IRA for qualified higher education expenses; or

     (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).


     The exceptions in (5) and (7) above do not apply to IRAs. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception in (4) above applies to IRAs but without the requirement of leaving employment.


          We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a contract owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his or her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code);

     (5)  in the case of hardship; or

     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.


TAXATION OF DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

     The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law, owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

PERFORMANCE

     We may periodically advertise performance of the annuity investment in the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the investment portfolio. Any performance advertised will reflect the bonus credits applied to a contract.

     For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

     We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

INTERNAL APPEALS PROCEDURES

         The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, beneficiary or assignee of the contract.

APPEALS OF FINAL DECISION

o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

o Your request should contain the reason for the appeal and any supporting evidence or documentation;

o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information.

o If requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

         These procedures may not be available in your state.

OTHER INFORMATION

THE SEPARATE ACCOUNT

     We established a separate account, Conseco Variable Annuity Account H (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas Insurance law on November 1, 1999. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

     The obligations under the contracts are obligations of Conseco Variable Insurance Company.

DISTRIBUTOR

     Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, our affiliate, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealer commissions may cost up to 8.50% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

OWNERSHIP

     OWNER. You, as the OWNER of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

     JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

     You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

FINANCIAL STATEMENTS


     The financial statements of the Company have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. The financial statements of the Separate Account are also included in the Statement of Additional Information.


APPENDIX A -- PARTICIPATING INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

   Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment advisor for the Berger IPT--Growth Fund, Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment advisor for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's advisor. Berger LLC has delegated daily management of the Fund to BIAM as sub-adviser. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.

BERGER IPT--GROWTH FUND (FORMERLY, BERGER IPT--100 FUND)

The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential.


BERGER IPT--LARGE CAP GROWTH FUND (FORMERLY, BERGER IPT--GROWTH AND INCOME FUND)

   The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing these goals, the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND


The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.


BERGER IPT--NEW GENERATION FUND

   The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

 BERGER IPT--INTERNATIONAL FUND

   The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (Initial Shares)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.


   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)


   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

   The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

   The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

   The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.


FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

   First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

   First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND


     The INVESCO VIF-Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."


INVESCO VIF--HIGH YIELD FUND


     The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.


INVESCO VIF--FINANCIAL SERVICES FUND

   The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

   The INVESCO VIF--Health Sciences Fund seeks to make an investment grow.
It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

   The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

   The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

   The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securites of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

   The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

   The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

   The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO


     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500 (R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LAZARD RETIREMENT SMALL CAP PORTFOLIO


     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 (R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:


GROWTH AND INCOME PORTFOLIO


     The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage-and-asset-backed securities.

PARTNERS PORTFOLIO

   The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

MIDCAP GROWTH PORTFOLIO

   The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

PIONEER VARIABLE CONTRACTS TRUST

   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

   The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

RYDEX VARIABLE TRUST


     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:


OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 IndexTM. The Fund invests principally in securities of companies included in the NASDAQ 100 IndexTM. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

   The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

U.S GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.


SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (Class 2)


   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (Class 2)


   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

   The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

   The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in primarily equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

   The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND


     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.


APPENDIX B - CONDENSED FINANCIAL INFORMATION

     The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Conseco Variable Annuity Account H's financial statements. This information should be read in conjunction with Conseco Variable Annuity Account H's financial statements and related notes which are included in the Statement of Additional Information.

                                    CONSECO VARIABLE INSURANCE COMPANY
                                 VARIABLE ANNUITY - ACCOUNT H (Standard)
                                     CONDENSED FINANCIAL INFORMATION

    The tables below provide per unit information about the financial history of each Sub-account.

                                                                       2/8/00 to
                                                                        12/31/00
-----------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

Growth Portfolio
----------------
Accumulation unit value at beginning of period                     $18.274

Accumulation unit value at end of period                           $15.421

Number of accumulation units outstanding at end of period          104,891

Leveraged AllCap Portfolio
--------------------------
Accumulation unit value at beginning of period                     $27.188

Accumulation unit value at end of period                           $19.351

Number of accumulation units outstanding at end of period          105,310

Midcap Growth Portfolio
-----------------------
Accumulation unit value at beginning of period                     $16.997

Accumulation unit value at end of period                           $17.345

Number of accumulation units outstanding at end of period          148,341






Small Capitalization Portfolio
------------------------------
Accumulation unit value at beginning of period                     $17.030

Accumulation unit value at end of period                           $11.368

Number of accumulation units outstanding at end of period           69,562

-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:

Income and Growth Fund
----------------------
Accumulation unit value at beginning of period                     $13.065

Accumulation unit value at end of period                           $12.370

Number of accumulation units outstanding at end of period           47,563

International Fund
------------------
Accumulation unit value at beginning of period                     $19.265

Accumulation unit value at end of period                           $14.741

Number of accumulation units outstanding at end of period           72,128

Value Fund
----------
Accumulation unit value at beginning of period                      $8.867

Accumulation unit value at end of period                           $11.638

Number of accumulation units outstanding at end of period           86,242

-----------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL  PRODUCTS TRUST:

Growth Fund
-----------
Accumulation unit value at beginning of period                     $17.075

Accumulation unit value at end of period                           $12.793

Number of accumulation units outstanding at end of period           61,514







Large Cap Growth Fund
----------------------
Accumulation unit value at beginning of period                     $20.314

Accumulation unit value at end of period                           $16.892

Number of accumulation units outstanding at end of period          143,143

International Fund
------------------
Accumulation unit value at beginning of period                     $13.741

Accumulation unit value at end of period                           $12.403

Number of accumulation units outstanding at end of period            2,036

New Generation Fund
-------------------
Accumulation unit value at beginning of period                     $10.000

Accumulation unit value at end of period                            $5.864

Number of accumulation units outstanding at end of period           31,314

Small Company Growth Fund
-------------------------
Accumulation unit value at beginning of period                     $21.009

Accumulation unit value at end of period                           $17.049

Number of accumulation units outstanding at end of period           92,973

-----------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:

Balanced Portfolio
-----------------
Accumulation unit value at beginning of period                     $14.840

Accumulation unit value at end of period                           $14.348

Number of accumulation units outstanding at end of period          250,359

Conseco 20 Focus Portfolio
--------------------------
Accumulation unit value at beginning of period                     $10.000







Accumulation unit value  at end of period                           $8.417

Number of accumulation units outstanding at end of period           44,594

Equity Portfolio
----------------
Accumulation unit value  at beginning of period                    $18.002

Accumulation unit value at end of period                           $16.219

Number of accumulation units outstanding at end of period          102,356

Fixed Income Portfolio
----------------------
Accumulation unit value at beginning of period                     $10.193

Accumulation unit value  at end of period                          $11.059

Number of accumulation units outstanding at end of period           17,395

Government Securities Portfolio
-------------------------------
Accumulation unit value at beginning of period                     $10.058

Accumulation unit value at end of period                           $11.104

Number of accumulation units outstanding at end of period          100,436

High Yield Portfolio
--------------------
Accumulation unit value at beginning of period                     $10.000

Accumulation unit value at end of period                           $10.224

Number of accumulation units outstanding at end of period           62,894

Money Market Portfolio
----------------------
Accumulation unit value at beginning of period                     $10.742

Accumulation unit value at end of period                           $11.190

Number of accumulation units outstanding at end of period          456,605
-----------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares):
--------------------------------------------------






Accumulation unit value at beginning of period                     $15.216

Accumulation unit value at end of period                           $13.798

Number of accumulation units outstanding at end of period           36,794
-----------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND (Initial Shares):
-------------------------
Accumulation unit value at beginning of period                     $13.601

Accumulation unit value at end of period                           $12.895

Number of accumulation units outstanding at end of period          175,212
-----------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares):

Disciplined Stock Portfolio
---------------------------
Accumulation unit value at beginning of period                     $11.947

Accumulation unit value at end of period                           $11.230

Number of accumulation units outstanding at end of period           39,806

International Value Portfolio
-----------------------------
Accumulation unit value at beginning of period                     $10.970

Accumulation unit value at end of period                           $11.285

Number of accumulation units outstanding at end of period            8,184

-----------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:

High Income Bond Fund II
------------------------
Accumulation unit value at beginning of period                      $9.909

Accumulation unit value at end of period                            $8.966

Number of accumulation units outstanding at end of period           37,416

International Equity Fund II
----------------------------






Accumulation unit value at beginning of period                     $23.610

Accumulation unit value at end of period                           $15.941

Number of accumulation units outstanding at end of period           19,923

Utility Fund II
---------------
Accumulation unit value at beginning of period                     $11.425

Accumulation unit value at end of period                           $10.254

Number of accumulation units outstanding at end of period           27,400

-----------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:

Equity Income Portfolio
-----------------------
Accumulation unit value at beginning of period                     $11.178

Accumulation unit value at end of period                           $12.072

Number of accumulation units outstanding at end of period            4,652

High Yield Portfolio
--------------------
Accumulation unit value at beginning of period                     $10.164

Accumulation unit value at end of period                            $8.928

Number of accumulation units outstanding at end of period           19,545

-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:

Aggressive Growth Portfolio
---------------------------
Accumulation unit value at beginning of period                     $32.871

Accumulation unit value at end of period                           $19.224

Number of accumulation units outstanding at end of period          145,589

Growth Portfolio
----------------
Accumulation unit value at beginning of period                     $18.730






Accumulation unit value at end of period                           $15.150

Number of accumulation units outstanding at end of period          237,471

Worldwide Growth Portfolio
--------------------------
Accumulation unit value at beginning of period                     $21.113

Accumulation unit value at end of period                           $16.031

Number of accumulation units outstanding at end of period          192,697

-----------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:

Equity Portfolio
----------------
Accumulation unit value at beginning of period                     $10.639

Accumulation unit value at end of period                           $11.507

Number of accumulation units outstanding at end of period            3,777

Small Cap Portfolio
-------------------
Accumulation unit value at beginning of period                      $9.382

Accumulation unit value at end of period                           $11.522

Number of accumulation units outstanding at end of period           30,039

-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :

Growth and Income Portfolio
---------------------------
Accumulation unit value at beginning of period                     $11.333

Accumulation unit value at end of period                           $14.211

Number of accumulation units outstanding at end of period           39,301

-----------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:

Growth and Income Portfolio
---------------------------






Accumulation unit value at beginning of period                     $11.533

Accumulation unit value at end of period                           $11.291

Number of accumulation units outstanding at end of period            4,603

-----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Limited Maturity Bond Portfolio
-------------------------------
Accumulation unit value at beginning of period                     $10.212

Accumulation unit value at end of period                           $10.779

Number of accumulation units outstanding at end of period           32,082

Partners Portfolio
------------------
Accumulation unit value at beginning of period                     $10.062

Accumulation unit value at end of period                           $10.573

Number of accumulation units outstanding at end of period            3,119
-----------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST

NOVA Portfolio
--------------
Accumulation unit value at beginning of period                     $18.407

Accumulation unit value at end of period                           $15.135

Number of accumulation units outstanding at end of period           81,027

OTC Portfolio
-------------
Accumulation unit value at beginning of period                     $39.086

Accumulation unit value at end of period                           $23.626

Number of accumulation units outstanding at end of period           64,506
-----------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS







Communications and Information Portfolio (Class 2)
----------------------------------------
Accumulation unit value at beginning of period                     $10.000

Accumulation unit value at end of period                            $5.542

Number of accumulation units outstanding at end of period          119,443

Global Technology  Portfolio (Class 2)
----------------------------
Accumulation unit value at beginning of period                     $10.000

Accumulation unit value at end of period                            $6.729

Number of accumulation units outstanding at end of period           66,508
---------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund II
----------------------
Accumulation unit value at beginning of period                     $25.427

Accumulation unit value at end of period                           $19.665

Number of accumulation units outstanding at end of period           95,175
-----------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II :
----------------------------
Accumulation unit value at beginning of period                     $14.103

Accumulation unit value at end of period                           $15.224

Number of accumulation units outstanding at end of period           40,326

-----------------------------------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:

Worldwide Bond
--------------
Accumulation unit value at beginning of period                      $9.858

Accumulation unit value at end of period                           $10.057

Number of accumulation units outstanding at end of period            8,275

Worldwide Emerging Markets Fund






-------------------------------
Accumulation unit value at beginning of period                     $14.919

Accumulation unit value at end of period                            $7.625

Number of accumulation units outstanding at end of period           30,430

Worldwide Hard Assets Fund
--------------------------
Accumulation unit value at beginning of period                      $7.839

Accumulation unit value at end of period                            $9.253

Number of accumulation units outstanding at end of period            1,197

Worldwide Real Estate Fund
--------------------------
Accumulation unit value at beginning of period                      $8.068

Accumulation unit value at end of period                            $9.772

Number of accumulation units outstanding at end of period            4,625

-----------------------------------------------------------------------------------------------------------

                                    CONSECO VARIABLE INSURANCE COMPANY
                                 VARIABLE ANNUITY - ACCOUNT H (GMDB Rider)
                                      CONDENSED FINANCIAL INFORMATION

    The tables below provide per unit information about the financial history of each Sub-account.

                                                                       2/8/00 to
                                                                        12/31/00
------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

Growth Portfolio
----------------
Accumulation unit value at beginning of period                     $18.258

Accumulation unit value at end of period                           $15.367

Number of accumulation units outstanding at end of period           24,934






Leveraged AllCap Portfolio
--------------------------
Accumulation unit value at beginning of period                     $27.164

Accumulation unit value at end of period                           $19.283

Number of accumulation units outstanding at end of period           31,068

Midcap Growth Portfolio
-----------------------
Accumulation unit value at beginning of period                     $16.983

Accumulation unit value at end of period                           $17.284

Number of accumulation units outstanding at end of period           35,435

Small Capitalization Portfolio
------------------------------
Accumulation unit value at beginning of period                     $17.015

Accumulation unit value at end of period                           $11.328

Number of accumulation units outstanding at end of period           18,607

------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:

Income and Growth Fund
----------------------
Accumulation unit value at beginning of period                     $13.054

Accumulation unit value at end of period                           $12.326

Number of accumulation units outstanding at end of period            4,699

International Fund
------------------
Accumulation unit value at beginning of period                     $19.248

Accumulation unit value at end of period                           $14.690

Number of accumulation units outstanding at end of period           16,630

Value Fund
----------
Accumulation unit value at beginning of period                      $8.860







Accumulation unit value at end of period                           $11.597

Number of accumulation units outstanding at end of period            9,780

------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL  PRODUCTS TRUST:

Growth Fund
-----------
Accumulation unit value at beginning of period                     $17.060

Accumulation unit value at end of period                           $12.748

Number of accumulation units outstanding at end of period            6,529

Large Cap Growth Fund
----------------------
Accumulation unit value at beginning of period                     $20.296

Accumulation unit value at end of period                           $16.833

Number of accumulation units outstanding at end of period           23,383

International Fund
------------------
Accumulation unit value at beginning of period                     $13.729

Accumulation unit value at end of period                           $12.360

Number of accumulation units outstanding at end of period               97

New Generation Fund
-------------------
Accumulation unit value at beginning of period                     $10.000

Accumulation unit value at end of period                            $5.853

Number of accumulation units outstanding at end of period            2,512

Small Company Growth Fund
-------------------------
Accumulation unit value at beginning of period                     $20.991

Accumulation unit value at end of period                           $16.989

Number of accumulation units outstanding at end of period           24,684







------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:

Balanced Portfolio
------------------
Accumulation unit value at beginning of period                     $14.827

Accumulation unit value at end of period                           $14.298

Number of accumulation units outstanding at end of period           37,876

Conseco 20 Focus Portfolio
--------------------------
Accumulation unit value at beginning of period                     $10.000

Accumulation unit value  at end of period                           $8.400

Number of accumulation units outstanding at end of period            7,622

Equity Portfolio
----------------
Accumulation unit value  at beginning of period                    $17.987

Accumulation unit value at end of period                           $16.162

Number of accumulation units outstanding at end of period           18,098

Fixed Income Portfolio
----------------------
Accumulation unit value at beginning of period                     $10.184

Accumulation unit value  at end of period                          $11.021

Number of accumulation units outstanding at end of period            5,501

Government Securities Portfolio
-------------------------------
Accumulation unit value at beginning of period                     $10.049

Accumulation unit value at end of period                           $11.065

Number of accumulation units outstanding at end of period            4,378

High Yield Portfolio
--------------------
Accumulation unit value at beginning of period                     $10.000







Accumulation unit value at end of period                           $10.203

Number of accumulation units outstanding at end of period                0

Money Market Portfolio
----------------------
Accumulation unit value at beginning of period                     $10.733

Accumulation unit value at end of period                           $11.150

Number of accumulation units outstanding at end of period           63,641
------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares):
--------------------------------------------------
Accumulation unit value at beginning of period                     $15.203

Accumulation unit value at end of period                           $13.750

Number of accumulation units outstanding at end of period            7,891
------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND (Initial Shares):
-------------------------
Accumulation unit value at beginning of period                     $13.589

Accumulation unit value at end of period                           $12.850

Number of accumulation units outstanding at end of period           53,964
------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares):

Disciplined Stock Portfolio
---------------------------
Accumulation unit value at beginning of period                     $11.937

Accumulation unit value at end of period                           $11.191

Number of accumulation units outstanding at end of period            3,406

International Value Portfolio
-----------------------------
Accumulation unit value at beginning of period                     $10.961

Accumulation unit value at end of period                           $11.246







Number of accumulation units outstanding at end of period              127

------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:

High Income Bond Fund II
------------------------
Accumulation unit value at beginning of period                      $9.901

Accumulation unit value at end of period                            $8.935

Number of accumulation units outstanding at end of period              946

International Equity Fund II
----------------------------
Accumulation unit value at beginning of period                     $23.589

Accumulation unit value at end of period                           $15.886

Number of accumulation units outstanding at end of period            5,196

Utility Fund II
---------------
Accumulation unit value at beginning of period                     $11.415

Accumulation unit value at end of period                           $10.218

Number of accumulation units outstanding at end of period            4,598

------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:

Equity Income Portfolio
-----------------------
Accumulation unit value at beginning of period                     $11.168

Accumulation unit value at end of period                           $12.030

Number of accumulation units outstanding at end of period            3,898

High Yield Portfolio
--------------------
Accumulation unit value at beginning of period                     $10.155

Accumulation unit value at end of period                            $8.897

Number of accumulation units outstanding at end of period               91






------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:

Aggressive Growth Portfolio
---------------------------
Accumulation unit value at beginning of period                     $32.843

Accumulation unit value at end of period                           $19.157

Number of accumulation units outstanding at end of period           47,418

Growth Portfolio
----------------
Accumulation unit value at beginning of period                     $18.714

Accumulation unit value at end of period                           $15.097

Number of accumulation units outstanding at end of period           68,359

Worldwide Growth Portfolio
--------------------------
Accumulation unit value at beginning of period                     $21.095

Accumulation unit value at end of period                           $15.975

Number of accumulation units outstanding at end of period           43,541

------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:

Equity Portfolio
----------------
Accumulation unit value at beginning of period                     $10.630

Accumulation unit value at end of period                           $11.466

Number of accumulation units outstanding at end of period              109

Small Cap Portfolio
-------------------
Accumulation unit value at beginning of period                      $9.374

Accumulation unit value at end of period                           $11.482

Number of accumulation units outstanding at end of period            2,809

------------------------------------------------------------------------------------------------------------






LORD ABBETT SERIES FUND, INC. :

Growth and Income Portfolio
---------------------------
Accumulation unit value at beginning of period                     $11.324

Accumulation unit value at end of period                           $14.161

Number of accumulation units outstanding at end of period           23,576

------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:

Growth and Income Portfolio
---------------------------
Accumulation unit value at beginning of period                     $11.523

Accumulation unit value at end of period                           $11.251

Number of accumulation units outstanding at end of period            3,690

------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Limited Maturity Bond Portfolio
-------------------------------
Accumulation unit value at beginning of period                     $10.203

Accumulation unit value at end of period                           $10.741

Number of accumulation units outstanding at end of period            2,722

Partners Portfolio
------------------
Accumulation unit value at beginning of period                     $10.053

Accumulation unit value at end of period                           $10.536

Number of accumulation units outstanding at end of period           10,486
------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST

NOVA Portfolio
--------------
Accumulation unit value at beginning of period                     $18.407






Accumulation unit value at end of period                           $15.105

Number of accumulation units outstanding at end of period            1,789

OTC Portfolio
-------------
Accumulation unit value at beginning of period                     $39.086

Accumulation unit value at end of period                           $23.578

Number of accumulation units outstanding at end of period            4,788
------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS
Communications and Information Portfolio (Class 2)
----------------------------------------
Accumulation unit value at beginning of period                     $10.000

Accumulation unit value at end of period                            $5.531

Number of accumulation units outstanding at end of period            8,243

Global Technology  Portfolio (Class 2)
----------------------------
Accumulation unit value at beginning of period                     $10.000

Accumulation unit value at end of period                            $6.716

Number of accumulation units outstanding at end of period            6,568
------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund II
----------------------
Accumulation unit value at beginning of period                     $25.405

Accumulation unit value at end of period                           $19.596

Number of accumulation units outstanding at end of period           29,070
------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II :
----------------------------
Accumulation unit value at beginning of period                     $14.091

Accumulation unit value at end of period                           $15.170







Number of accumulation units outstanding at end of period           18,437

------------------------------------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:

Worldwide Bond
--------------
Accumulation unit value at beginning of period                      $9.849

Accumulation unit value at end of period                           $10.021

Number of accumulation units outstanding at end of period            1,478

Worldwide Emerging Markets Fund
-------------------------------
Accumulation unit value at beginning of period                     $14.906

Accumulation unit value at end of period                            $7.598

Number of accumulation units outstanding at end of period              543

Worldwide Hard Assets Fund
--------------------------
Accumulation unit value at beginning of period                      $7.832

Accumulation unit value at end of period                            $9.220

Number of accumulation units outstanding at end of period                0

Real Estate Fund
----------------
Accumulation unit value at beginning of period                      $8.061

Accumulation unit value at end of period                            $9.738

Number of accumulation units outstanding at end of period            4,435

------------------------------------------------------------------------------------------------------------

                                  CONSECO VARIABLE INSURANCE COMPANY
                           VARIABLE ANNUITY - ACCOUNT H (GMDB & GMIB Rider)
                                    CONDENSED FINANCIAL INFORMATION

    The tables below provide per unit information about the financial history of each Sub-account.






                                                                       2/8/00 to
                                                                        12/31/00
--------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

Growth Portfolio
----------------
Accumulation unit value at beginning of period                         $18.243

Accumulation unit value at end of period                               $15.313

Number of accumulation units outstanding at end of period                6,609

Leveraged AllCap Portfolio
--------------------------
Accumulation unit value at beginning of period                         $27.141

Accumulation unit value at end of period                               $19.216

Number of accumulation units outstanding at end of period                8,448

Midcap Growth Portfolio
-----------------------
Accumulation unit value at beginning of period                         $16.968

Accumulation unit value at end of period                               $17.224

Number of accumulation units outstanding at end of period                4,604

Small Capitalization Portfolio
------------------------------
Accumulation unit value at beginning of period                         $17.001

Accumulation unit value at end of period                               $11.288

Number of accumulation units outstanding at end of period               12,118

--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:

Income and Growth Fund
----------------------
Accumulation unit value at beginning of period                         $13.042

Accumulation unit value at end of period                               $12.283







Number of accumulation units outstanding at end of period                2,989

International Fund
------------------
Accumulation unit value at beginning of period                         $19.232

Accumulation unit value at end of period                               $14.638

Number of accumulation units outstanding at end of period                  316

Value Fund
----------
Accumulation unit value at beginning of period                          $8.852

Accumulation unit value at end of period                               $11.557

Number of accumulation units outstanding at end of period                1,561

--------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL  PRODUCTS TRUST:

Growth Fund
-----------
Accumulation unit value at beginning of period                         $17.045

Accumulation unit value at end of period                               $12.703

Number of accumulation units outstanding at end of period                2,322

Large Cap Growth Fund
----------------------
Accumulation unit value at beginning of period                         $20.279

Accumulation unit value at end of period                               $16.774

Number of accumulation units outstanding at end of period               10,680

International Fund
------------------
Accumulation unit value at beginning of period                         $13.717

Accumulation unit value at end of period                               $12.316

Number of accumulation units outstanding at end of period                    0

New Generation Fund
-------------------






Accumulation unit value at beginning of period                         $10.000

Accumulation unit value at end of period                                $5.841

Number of accumulation units outstanding at end of period                  450

Small Company Growth Fund
-------------------------
Accumulation unit value at beginning of period                         $20.973

Accumulation unit value at end of period                               $16.930

Number of accumulation units outstanding at end of period               11,320

--------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:

Balanced Portfolio
------------------
Accumulation unit value at beginning of period                         $14.814

Accumulation unit value at end of period                               $14.248

Number of accumulation units outstanding at end of period                4,826

Conseco 20 Focus Portfolio
--------------------------
Accumulation unit value at beginning of period                         $10.000

Accumulation unit value  at end of period                               $8.383

Number of accumulation units outstanding at end of period                2,278

Equity Portfolio
----------------
Accumulation unit value  at beginning of period                        $17.971

Accumulation unit value at end of period                               $16.106

Number of accumulation units outstanding at end of period                  915

Fixed Income Portfolio
----------------------
Accumulation unit value at beginning of period                         $10.175

Accumulation unit value  at end of period                              $10.982







Number of accumulation units outstanding at end of period                7,912

Government Securities Portfolio
-------------------------------
Accumulation unit value at beginning of period                         $10.041

Accumulation unit value at end of period                               $11.026

Number of accumulation units outstanding at end of period                2,816

High Yield Portfolio
--------------------
Accumulation unit value at beginning of period                         $10.000

Accumulation unit value at end of period                               $10.182

Number of accumulation units outstanding at end of period                    0

Money Market Portfolio
----------------------
Accumulation unit value at beginning of period                         $10.724

Accumulation unit value at end of period                               $11.111

Number of accumulation units outstanding at end of period               29,258
--------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares):
--------------------------------------------------
Accumulation unit value at beginning of period                         $15.189

Accumulation unit value at end of period                               $13.702

Number of accumulation units outstanding at end of period                  830
--------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND (Initial Shares):
-------------------------
Accumulation unit value at beginning of period                         $13.577

Accumulation unit value at end of period                               $12.804

Number of accumulation units outstanding at end of period                7,278
--------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares):







Disciplined Stock Portfolio
---------------------------
Accumulation unit value at beginning of period                         $11.926

Accumulation unit value at end of period                               $11.152

Number of accumulation units outstanding at end of period                1,622

International Value Portfolio
-----------------------------
Accumulation unit value at beginning of period                         $10.951

Accumulation unit value at end of period                               $11.206

Number of accumulation units outstanding at end of period                  277

--------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:

High Income Bond Fund II
------------------------
Accumulation unit value at beginning of period                          $9.892

Accumulation unit value at end of period                                $8.903

Number of accumulation units outstanding at end of period                1,335

International Equity Fund II
----------------------------
Accumulation unit value at beginning of period                         $23.569

Accumulation unit value at end of period                               $15.830

Number of accumulation units outstanding at end of period                  840

Utility Fund II
---------------
Accumulation unit value at beginning of period                         $11.406

Accumulation unit value at end of period                               $10.182

Number of accumulation units outstanding at end of period                    0

--------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:

Equity Income Fund






------------------
Accumulation unit value at beginning of period                         $11.158

Accumulation unit value at end of period                               $11.987

Number of accumulation units outstanding at end of period                  389

High Yield Fund
---------------
Accumulation unit value at beginning of period                         $10.146

Accumulation unit value at end of period                                $8.866

Number of accumulation units outstanding at end of period                  685

--------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:

Aggressive Growth Portfolio
---------------------------
Accumulation unit value at beginning of period                         $32.815

Accumulation unit value at end of period                               $19.089

Number of accumulation units outstanding at end of period                7,523

Growth Portfolio
----------------
Accumulation unit value at beginning of period                         $18.697

Accumulation unit value at end of period                               $15.044

Number of accumulation units outstanding at end of period               19,043

Worldwide Growth Portfolio
--------------------------
Accumulation unit value at beginning of period                         $21.077

Accumulation unit value at end of period                               $15.919

Number of accumulation units outstanding at end of period               13,719

--------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:

Equity Portfolio
----------------






Accumulation unit value at beginning of period                         $10.621

Accumulation unit value at end of period                               $11.426

Number of accumulation units outstanding at end of period                  400

Small Cap Portfolio
-------------------
Accumulation unit value at beginning of period                          $9.366

Accumulation unit value at end of period                               $11.442

Number of accumulation units outstanding at end of period                  844

--------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :

Growth and Income Portfolio
---------------------------
Accumulation unit value at beginning of period                         $11.314

Accumulation unit value at end of period                               $14.112

Number of accumulation units outstanding at end of period                8,815

--------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:

Growth and Income Portfolio
---------------------------
Accumulation unit value at beginning of period                         $11.514

Accumulation unit value at end of period                               $11.212

Number of accumulation units outstanding at end of period                1,139

--------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio
-------------------------------
Accumulation unit value at beginning of period                         $10.194

Accumulation unit value at end of period                               $10.703

Number of accumulation units outstanding at end of period                4,927







Partners Portfolio
------------------
Accumulation unit value at beginning of period                         $10.044

Accumulation unit value at end of period                               $10.499

Number of accumulation units outstanding at end of period                    0
--------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST

NOVA Portfolio
--------------
Accumulation unit value at beginning of period                         $18.407

Accumulation unit value at end of period                               $15.074

Number of accumulation units outstanding at end of period                  251

OTC Portfolio
-------------
Accumulation unit value at beginning of period                         $39.086

Accumulation unit value at end of period                               $23.531

Number of accumulation units outstanding at end of period                  808
--------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS

Communications and Information Portfolio (Class 2)
----------------------------------------
Accumulation unit value at beginning of period                         $10.000

Accumulation unit value at end of period                                $5.520

Number of accumulation units outstanding at end of period                  427

Global Technology  Portfolio (Class 2)
----------------------------
Accumulation unit value at beginning of period                         $10.000

Accumulation unit value at end of period                                $6.702

Number of accumulation units outstanding at end of period                1,123
-------------------------------------------------------------------------------------------------







STRONG VARIABLE INSURANCE FUNDS, INC.:

Mid Cap Growth Fund II
----------------------
Accumulation unit value at beginning of period                         $25.383

Accumulation unit value at end of period                               $19.527

Number of accumulation units outstanding at end of period               19,534
--------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II :
----------------------------
Accumulation unit value at beginning of period                         $14.079

Accumulation unit value at end of period                               $15.117

Number of accumulation units outstanding at end of period                1,646

--------------------------------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:

Worldwide Bond
--------------
Accumulation unit value at beginning of period                          $9.841

Accumulation unit value at end of period                                $9.986

Number of accumulation units outstanding at end of period                    0

Worldwide Emerging Markets Fund
-------------------------------
Accumulation unit value at beginning of period                         $14.893

Accumulation unit value at end of period                                $7.571

Number of accumulation units outstanding at end of period                1,775

Worldwide Hard Assets Fund
--------------------------
Accumulation unit value at beginning of period                          $7.825

Accumulation unit value at end of period                                $9.188

Number of accumulation units outstanding at end of period                    0

Real Estate Fund






----------------
Accumulation unit value at beginning of period                          $8.054

Accumulation unit value at end of period                                $9.704

Number of accumulation units outstanding at end of period                  238

--------------------------------------------------------------------------------------------------------

     There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001: Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, INVESCO
     VIF--Real Estate Opportunity Fund, INVESCO VIF--Technology Fund, INVESCO
     VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Portfolio, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.


TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Company

Independent Accountants

Legal Opinions

Distribution

Reduction or Elimination of Contingent Deferred

Sales Charge

Calculation of Performance Information

Federal Tax Status

Annuity Provisions

Financial Statements

--------------------------------------------------------------------------------


     If you would like a free copy of the Statement of Additional Information

(FORM # CV212) dated May 1, 2001 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account H fixed and variable annuity at the following address:

          Name:
               ----------------------------------------------------
          Mailing Address:
                          -----------------------------------------

                          -----------------------------------------
                                   Sincerely,

                          -----------------------------------------
                                   (Signature)
--------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

(C) 2001, Conseco Variable Insurance Company

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS

                                    issued by

                       CONSECO VARIABLE ANNUITY ACCOUNT H

                                       and

                       CONSECO VARIABLE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS.  THIS  STATEMENT OF ADDITIONAL  INFORMATION  SHOULD BE

READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL US AT (800) 557-7043 OR WRITE US AT OUR ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2001.


                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY ...............................................................
INDEPENDENT ACCOUNTANTS ...............................................
LEGAL OPINIONS ........................................................
DISTRIBUTION ..........................................................
 Reduction or Elimination of the Contingent Deferred Sales Charge .....
CALCULATION OF PERFORMANCE INFORMATION ................................
 Total Return .........................................................
 Performance Information ..............................................
 Historical Unit Values ...............................................
 Reporting Agencies ...................................................
FEDERAL TAX STATUS
 General ..............................................................
 Diversification ......................................................
 Multiple Contracts ...................................................
 Partial 1035 Exchanges ...............................................
 Contracts Owned by Other than Natural Persons ........................
 Tax Treatment of Assignments .........................................
 Gifting a Contract....................................................
 Death Benefits .......................................................
 Income Tax Withholding ...............................................
 Tax Treatment of Withdrawals-- Non-Qualified Contracts ...............
 Withdrawals - Investment Adviser Fees.................................
 Qualified Plans ......................................................
 Roth IRAs ............................................................
 Tax Treatment of Withdrawals-- Qualified Contracts ...................
 Tax-Sheltered Annuities-- Withdrawal Limitations .....................
 Mandatory Distributions-- Qualified Plans ............................
ANNUITY PROVISIONS ....................................................
 Variable Annuity Payout ..............................................
 Annuity Unit .........................................................
 Fixed Annuity Payout .................................................
FINANCIAL STATEMENTS ..................................................

                                     COMPANY

Information regarding Conseco Variable Insurance Company ("Company" or "Conseco Variable") is contained in the prospectus. On October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name.

                             INDEPENDENT ACCOUNTANTS

     The financial statements of Conseco Variable as of December 31, 2000 and 1999, and for the years ended December 31, 2000, 1999 and 1998, included in this statement of additional information, have been audited by PricewaterhouseCoopers LLP, 2900 One American Square, Indianapolis, Indiana 46282, independent accountants, as set forth in their report appearing therein.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut and Fort Lauderdale, Florida has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the prospectus.


                                  DISTRIBUTION

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses.

The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, we may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Insurance Charge and the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Contingent Deferred Sales Charges.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge. The deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Contingent Deferred Sales Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                  P (1+T) = ERV

   Where:

         P   =     a hypothetical initial payment of $1,000
         T   =     average annual total return
         n   =     number of years
         ERV =     ending  redeemable  value at the end of the time periods
                   used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

PERFORMANCE INFORMATION

The Contracts and the Separate Account are relatively new and therefore do not have a meaningful investment performance history. However, certain corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the Company has developed performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

The following charts reflect performance information for the periods shown.
Section I is standardized performance information which presents performance data commencing from the date the Separate Account first invested in the portfolio. Section II presents performance data commencing from the inception date of the underlying portfolio (which may precede the date the Separate Account first invested in the portfolio). Column A is average annual total return which reflects the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the portfolios. Column B reflects the deduction of the insurance charges and the fees and expenses of the portfolios.

Chart 1 in each section is for the standard contracts; Chart 2 in each section is for contracts with the guaranteed minimum death benefit; and Chart 3 in each section is for contracts with the guaranteed minimum death benefit and guaranteed minimum income benefit.

NOTE: THE SEPARATE ACCOUNT HAS MORE THAN ONE YEAR OF OPERATIONS. THEREFORE, THE ONLY PERFORMANCE DATA AVAILABLE IS FOR THE PERIOD SINCE INCEPTION.

SECTION I

CHART 1 - STANDARD CONTRACT

TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000:

                                                              COLUMN A                        COLUMN B
                                                  Average Annual Total Return      Gross Average Annual Total Return
                                                                      Since                Since
                                                          Inception  Inception            Inception


The Alger American Fund:
   Growth Portfolio                                       02/11/00      -24.09%              -17.42%
   Leveraged AllCap Portfolio                             02/11/00      -37.35%              -31.84%
   MidCap Growth Portfolio                                02/11/00       -5.96%                2.31%
   Small Capitalization Portfolio                         02/11/00      -41.72%              -36.60%
American Century Variable Portfolios, Inc:
   Income and Growth Fund                                 02/11/00      -13.57%               -5.98%
   International Fund                                     02/11/00      -32.02%              -26.04%
   Value Fund                                             02/11/00       24.90%               35.88%
Berger Institutional Products Trust:
   Growth Fund                                            02/11/00      -33.62%              -27.78%
   Large Cap Growth Fund                                  02/11/00      -25.34%              -18.77%
   International Fund                                     02/11/00      -18.11%              -10.91%
   New Generation Fund                                    05/01/00      -49.64%              -45.21%
   Small Company Growth Fund                              02/11/00      -27.36%              -20.98%
Conseco Series Trust:
   Balanced Portfolio                                     02/11/00      -11.50%               -3.72%
   Conseco 20 Focus                                       05/01/00      -24.31%              -17.66%
   Equity Portfolio                                       02/11/00      -18.28%              -11.09%
   Fixed Income Portfolio                                 02/11/00        0.78%                9.63%
   Government Securities Portfolio                        02/11/00        2.76%               11.79%
   High Yield Portfolio                                   05/01/00       -5.76%                2.52%

The Dreyfus Socially Responsible Growth (Initial Shares)  02/11/00      -17.68%              -10.44%
Dreyfus Stock Index Fund (Initial Shares)                 02/11/00      -13.44%               -5.83%
Dreyfus Variable Investment Fund (Initial Shares)
   Disciplined Stock Portfolio                            02/11/00      -14.27%               -6.74%
   International Value Portfolio                          02/11/00       -5.10%                3.24%
Federated Insurance Series:
   High Income Bond Fund II                               02/11/00      -17.88%              -10.66%
   International Equity Fund II                           02/11/00      -40.96%              -35.77%
   Utility Fund II                                        02/11/00      -18.63%              -11.48%
Invesco Variable Investment Funds, Inc:
   Equity Income Fund                                     02/11/00        0.26%                9.07%
   High Yield Fund                                        02/11/00      -20.58%              -13.60%
Janus Aspen Series:
   Aggressive Growth Portfolio                            02/11/00      -49.79%              -45.38%
   Growth Portfolio                                       02/11/00      -27.63%              -21.27%
   Worldwide Growth Portfolio                             02/11/00      -32.61%              -26.69%
Lazard Retirement Series, Inc:
   Equity Portfolio                                       02/11/00        0.41%                9.24%
   Small Cap Portfolio                                    02/11/00       15.89%               26.07%
Lord Abbett Series Fund, Inc:
   Growth and Income Portfolio                            02/11/00       18.63%               29.06%
Mitchell Hutchins Series Trust:
   Growth and Income Portfolio                            02/11/00      -10.26%               -2.37%
Neuberger Berman Advisers Management Trust:
   Limited Maturity Bond Portfolio                        02/11/00       -2.30%                6.28%
   Partners Portfolio                                     02/11/00       -2.79%                5.75%
Rydex Variable Trust:
   Nova Portfolio                                         05/01/00      -26.28%              -19.80%
   OTC Portfolio                                          05/01/00      -47.89%              -43.31%
Seligman Portfolios, Inc.
   Communications and Information Portfolio (Class 2)     05/01/00      -52.75%              -48.59%
   Global Technology Portfolio (Class 2)                  05/01/00      -41.19%              -36.02%
Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II                                 02/11/00      -31.20%              -25.15%
Strong Opportunity Fund II, Inc                           02/11/00        0.20%                9.00%
Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund                                    02/11/00       -5.98%                2.28%
   Worldwide Emerging Markets Fund                        02/11/00      -56.87%              -53.08%
   Worldwide Hard Assets Fund                             02/11/00       10.82%               20.56%
   Worldwide Real Estate Fund                             02/11/00       14.09%               24.12%



CHART 2 - CONTRACTS WITH GMDB

                                                                  COLUMN A                                 COLUMN B
                                                          Average Annual Total Return           Gross Average Annual Total Return
                                                                                   Since                     Since
                                                          Inception               Inception                Inception
The Alger American Fund:
   Growth Portfolio                                      02/11/00                   -24.32%                   -17.66%
   Leveraged AllCap Portfolio                            02/11/00                   -37.53%                   -32.04%
   MidCap Growth Portfolio                               02/11/00                    -6.24%                     2.01%
   Small Capitalization Portfolio                        02/11/00                   -41.90%                   -36.79%
American Century Variable Portfolios, Inc:
   Income and Growth Fund                                02/11/00                   -13.83%                    -6.26%
   International Fund                                    02/11/00                   -32.22%                   -26.26%
   Value Fund                                            02/11/00                    24.53%                    35.48%
Berger Institutional Products Trust:
   Growth Fund                                           02/11/00                   -33.82%                   -28.00%
   Growth and Income Fund                                02/11/00                   -25.56%                   -19.02%
   International Fund                                    02/11/00                   -18.35%                   -11.17%
   New Generation Fund                                   05/01/00                   -49.75%                   -45.33%
   Small Company Growth Fund                             02/11/00                   -27.58%                   -21.21%
Conseco Series Trust:
   Balanced Portfolio                                    02/11/00                   -11.77%                    -4.01%
   Conseco 20 Focus                                      05/01/00                   -24.48%                   -17.85%
   Equity Portfolio                                      02/11/00                   -18.52%                   -11.36%
   Fixed Income Portfolio                                02/11/00                     0.48%                     9.31%
   Government Securities Portfolio                       02/11/00                     2.46%                    11.46%
   High Yield Portfolio                                  05/01/00                    -5.97%                     2.29%

The Dreyfus Socially Responsible Growth (Initial Shares) 02/11/00                   -17.92%                   -10.71%
Dreyfus Stock Index Fund (Initial Shares)                02/11/00                   -13.70%                    -6.11%
Dreyfus Variable Investment Fund (Initial Shares)
   Disciplined Stock Portfolio                           02/11/00                   -14.53%                    -7.01%
   International Value Portfolio                         02/11/00                    -5.38%                     2.94%
Federated Insurance Series:
   High Income Bond Fund II                              02/11/00                   -18.13%                   -10.93%
   International Equity Fund II                          02/11/00                   -41.14%                   -35.97%
   Utility Fund II                                       02/11/00                   -18.88%                   -11.75%
Invesco Variable Investment Funds, Inc:
   Equity Income Fund                                    02/11/00                    -0.04%                     8.74%
   High Yield Fund                                       02/11/00                   -20.82%                   -13.86%
Janus Aspen Series:
   Aggressive Growth Portfolio                           02/11/00                   -49.94%                   -45.54%
   Growth Portfolio                                      02/11/00                   -27.85%                   -21.50%
   Worldwide Growth Portfolio                            02/11/00                   -32.81%                   -26.91%
Lazard Retirement Series, Inc:
   Equity Portfolio                                      02/11/00                     0.12%                     8.92%
   Small Cap Portfolio                                   02/11/00                    15.54%                    25.70%
Lord Abbett Series Fund, Inc:
   Growth and Income Portfolio                           02/11/00                    18.28%                    28.68%
Mitchell Hutchins Series Trust:
   Growth and Income Portfolio                           02/11/00                   -10.52%                    -2.66%
Neuberger Berman Advisers Management Trust:
   Limited Maturity Bond Portfolio                       02/11/00                    -2.59%                     5.97%
   Partners Portfolio                                    02/11/00                    -3.08%                     5.43%
Rydex Variable Trust:
   Nova Portfolio                                        05/01/00                   -26.45%                   -19.98%
   OTC Portfolio                                         05/01/00                   -48.01%                   -43.44%
Seligman Portfolios, Inc.
   Communications and Information Portfolio (Class 2)    05/01/00                   -52.85%                   -48.71%
   Global Technology Portfolio (Class 2)                 05/01/00                   -41.32%                   -36.16%
Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II                                02/11/00                   -31.40%                   -25.37%
Strong Opportunity Fund II, Inc                          02/11/00                    -0.10%                     8.68%
Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund                                   02/11/00                    -6.26%                     1.97%
   Worldwide Emerging Markets Fund                       02/11/00                   -57.00%                   -53.22%
   Worldwide Hard Assets Fund                            02/11/00                    10.49%                    20.20%
   Worldwide Real Estate Fund                            02/11/00                    13.76%                    23.75%



CHART 3 - CONTRACTS WITH GMIB & GMDB

                                                            COLUMN A                           COLUMN B
                                                      Average Annual Total Return      Gross Average Annual
                                                                     Since                   Since
                                                       Inception  Inception                Inception


The Alger American Fund:
   Growth Portfolio                                   02/11/00      -24.54%                -17.91%
   Leveraged AllCap Portfolio                         02/11/00      -37.72%                -32.25%
   MidCap Growth Portfolio                            02/11/00       -6.14%                  2.11%
   Small Capitalization Portfolio                     02/11/00      -42.07%                -36.98%
American Century Variable Portfolios, Inc:
   Income and Growth Fund                             02/11/00      -14.09%                 -6.54%
   International Fund                                 02/11/00      -32.43%                -26.49%
   Value Fund                                         02/11/00       24.16%                 35.07%
Berger Institutional Products Trust:
   Growth Fund                                        02/11/00      -34.01%                -28.21%
   Growth and Income Fund                             02/11/00      -25.78%                -19.26%
   International Fund                                 02/11/00      -18.59%                -11.44%
   New Generation Fund                                05/01/00      -49.87%                -45.46%
   Small Company Growth Fund                          02/11/00      -27.80%                -21.45%
Conseco Series Trust:
   Balanced Portfolio                                 02/11/00      -12.03%                 -4.30%
   Conseco 20 Focus                                   05/01/00      -24.66%                -18.03%
   Equity Portfolio                                   02/11/00      -18.76%                -11.62%
   Fixed Income Portfolio                             02/11/00        0.18%                  8.98%
   Government Securities Portfolio                    02/11/00        2.15%                 11.13%
   High Yield Portfolio -                             05/01/00       -6.19%                  2.06%

The Dreyfus Socially Responsible
   Growth (Initial Shares)                            02/11/00      -18.16%                -10.97%
Dreyfus Stock Index Fund (Initial Shares)             02/11/00      -13.96%                 -6.39%
Dreyfus Variable Investment Fund (Initial Shares)
   Disciplined Stock Portfolio                        02/11/00      -14.78%                 -7.29%
   International Value Portfolio                      02/11/00       -5.66%                  2.63%
Federated Insurance Series:
   High Income Bond Fund II                           02/11/00      -18.37%                -11.20%
   International Equity Fund II                       02/11/00      -41.32%                -36.16%
   Utility Fund II                                    02/11/00      -19.12%                -12.01%
Invesco Variable Investment Funds, Inc:
   Equity Income Fund                                 02/11/00       -0.34%                  8.42%
   High Yield Fund                                    02/11/00      -21.05%                -14.11%
Janus Aspen Series:
   Aggressive Growth Portfolio                        02/11/00      -50.09%                -45.71%
   Growth Portfolio                                   02/11/00      -27.78%                -21.43%
   Worldwide Growth Portfolio                         02/11/00      -33.01%                -27.12%
Lazard Retirement Series, Inc:
   Equity Portfolio                                   02/11/00       -0.18%                  8.59%
   Small Cap Portfolio                                02/11/00       15.20%                 25.32%
Lord Abbett Series Fund, Inc:
   Growth and Income Portfolio                        02/11/00       17.93%                 28.29%
Mitchell Hutchins Series Trust:
   Growth and Income Portfolio                        02/11/00      -10.79%                 -2.95%
Neuberger Berman Advisers Management Trust:
   Limited Maturity Bond Portfolio                    02/11/00       -2.88%                  5.65%
   Partners Portfolio                                 02/11/00       -3.37%                  5.12%
Rydex Variable Trust:
   Nova Portfolio                                     05/01/00      -26.62%                -20.17%
   OTC Portfolio                                      05/01/00      -48.12%                -43.56%
Seligman Portfolios, Inc.
   Communications and Information Portfolio (Class 2) 05/01/00      -52.96%                -48.83%
   Global Technology Portfolio (Class 2)              05/01/00      -41.45%                -36.31%
Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II                             02/11/00      -31.61%                -25.60%
Strong Opportunity Fund II, Inc                       02/11/00       -0.40%                  8.36%
Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund                                02/11/00       -6.54%                  1.67%
   Worldwide Emerging Markets Fund                    02/11/00      -57.13%                -53.36%
   Worldwide Hard Assets Fund                         02/11/00       10.16%                 19.84%
   Worldwide Real Estate Fund                         02/11/00       13.42%                 23.39%

SECTION II

CHART 1 - STANDARD CONTRACT
Hypothetical Performance Returns, for period ending 12/31/00.


Note that these returns include "M&E" but do not reflect surrender charge or annual administrative fees. Inception Dates are the "fund manager" inceptions, not when the fund was added to Conseco's portfolio. These returns include those funds that we are adding 5/1/01, which had Net Asset Values prior to 12/31/00.


Fund Description                                                    Inception Date    1 Yr Pct     5 Yr Pct    10 Yr Pct


CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                5/1/00      N/A           N/A         -15.82%
Equity Portfolio                                                         12/3/65        1.29%       23.25%     N/A
Balanced Portfolio                                                        5/3/93        5.80%       16.91%       14.41%
High Yield Portfolio                                                      5/1/00      N/A           N/A           2.25%
Fixed Income Portfolio                                                    5/3/93        8.34%        4.74%        5.25%
Government Securities Portfolio                                           5/3/93       10.16%        3.88%        3.98%
Money Market Portfolio                                                   5/19/81        4.68%        3.86%     N/A

ALGER AMERICAN FUND
Alger American Growth Portfolio                                           1/9/89      -15.96%       17.45%       20.44%
Alger American Leveraged Allcap Portfolio                                1/25/95      -25.87%       21.67%       29.36%
Alger American MidCap Growth Portfolio                                    5/3/93        7.67%       17.42%       22.49%
Alger American Small Capitaliaztion Portfolio                            9/21/88      -28.21%        5.57%       13.38%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                 10/30/97      -11.85%       N/A          10.71%
VP International Fund                                                     5/1/94      -17.98%       15.64%       14.98%
VP Value Fund                                                             5/1/96       16.50%       N/A          11.34%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund                                                  5/1/96      -18.66%       N/A          10.53%
Berger IPT - Large Cap Growth Fund                                        5/1/96      -11.99%       N/A          19.71%
Berger IPT - Small Company Growth Fund                                    5/1/96       -7.85%       N/A          16.92%
Berger IPT - New Generation Fund                                          5/1/00      N/A           N/A         -41.35%
Berger IPT - International Fund                                           5/1/97      -11.42%       N/A           6.85%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)          10/7/93      -12.27%       16.95%       18.65%

DREYFUS STOCK INDEX FUND (Initial Shares)                                9/29/89      -10.54%       16.51%       17.43%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                   5/1/96      -10.40%       N/A          14.21%
Dreyfus VIF International Value Portfolio                                 5/1/96       -5.03%       N/A           6.58%

FEDERATED INSURANCE SERIES






Federated High Income Bond Fund II                                        3/1/94      -10.28%        3.03%        4.13%
Federated International Equity Fund II                                    5/8/95      -23.69%       15.04%       13.76%
Federated Utility Fund II                                                2/10/94      -10.21%        6.92%        8.81%
Federated International Small Company Fund II                             5/1/00      N/A           N/A         -21.44%

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio
First American Large Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund                                            5/27/94      -12.91%        2.71%        4.46%
INVESCO VIF - Equity Income Fund                                         8/10/94        3.41%       13.61%       15.56%
INVESCO VIF - Financial Services Fund                                    9/20/99       23.07%       N/A          27.29%
INVESCO VIF - Health Sciences Fund                                       7/28/97       28.73%       N/A          23.42%
INVESCO VIF - Real Estate Opportunity Fund                                4/1/98       26.85%       N/A           1.61%
INVESCO VIF - Technology Fund                                            7/14/97      -24.65%       N/A          33.46%
INVESCO VIF - Telecommunications Fund                                    9/20/99      -27.20%       N/A          14.82%

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                              9/13/93      -32.77%       18.73%       23.04%
Growth Portfolio                                                         9/13/93      -15.74%       17.94%       19.05%
Worldwide Growth Portfolio                                               9/13/93      -16.84%       21.52%       20.87%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                       3/18/98       -1.48%       N/A           5.22%
Lazard Retirement Small Cap Portfolio                                    11/4/97       19.37%       N/A           4.90%

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                             12/11/89       14.17%       14.71%       14.19%

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                               1/2/92       -5.91%       13.00%        8.92%

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                          9/10/84        5.30%        3.44%        4.54%
Partners Portfolio                                                       3/22/94       -0.69%       12.50%       14.84%
Midcap Growth Portfolio                                                  11/3/97       -8.75%       N/A          28.83%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                5/1/00      N/A           N/A          -2.51%
Pioneer Equity - Income VCT Portfolio                                    9/14/99       13.01%       N/A           8.18%
Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
OTC Fund                                                                  5/7/97      -39.05%       N/A          25.85%
Nova Fund                                                                 5/7/97      -21.41%       N/A          11.39%
U.S. Government Money Market Fund                                        11/2/98        3.77%       N/A           2.92%






SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)              10/1/94      -37.15%      15.73%      14.92%       18.24%
Seligman - Global Technology Portfolio (Class 2)                          5/1/96      -24.80%      29.84%      N/A          23.31%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                       5/8/92        5.12%      16.14%      17.81%       17.82%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                            12/31/96      -16.02%      25.91%      N/A          25.79%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                       9/1/89        0.45%       0.52%       0.89%        6.02%
Worldwide Emerging Markets Fund                                         12/21/95      -42.67%      -9.73%      -4.17%       -4.35%
Worldwide Hard Assets Fund                                                9/1/89        9.86%      -2.99%       0.60%        7.15%
Worldwide Real Estate Fund                                               6/23/97       17.03%       0.14%      N/A           5.12%


CHART 2 - CONTRACT WITH GMDB
Hypothetical Performance Returns, for period ending 12/31/00.

Note that these returns include "M&E" but do not reflect surrender charge or annual administrative fees. Inception Dates are the "fund manager" inceptions, not when the fund was added to Conseco's portfolio. These returns include those funds that we are adding 5/1/01, which had Net Asset Values prior to 12/31/00.


Fund Description                                                       Inception Date  1 Yr Pct  3 Yr Pct     5 Yr Pct    10 Yr Pct

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                  5/1/00      N/A         N/A          N/A        -15.99%
Equity Portfolio                                                           12/3/65       0.98%       18.99%      22.88%     N/A
Balanced Portfolio                                                          5/3/93       5.48%       13.77%      16.56%      14.06%
High Yield Portfolio                                                        5/1/00      N/A         N/A          N/A          2.04%
Fixed Income Portfolio                                                      5/3/93       8.02%        3.36%       4.25%       4.74%
Government Securities Portfolio                                             5/3/93       9.84%        3.50%       3.57%       3.67%
Money Market Portfolio                                                     5/19/81       4.36%        3.63%       3.54%     N/A

ALGER AMERICAN FUND
Alger American Growth Portfolio                                             1/9/89     -16.21%       17.06%      17.18%      19.88%
Alger American Leveraged Allcap Portfolio                                  1/25/95     -26.10%       26.15%      21.07%      28.69%
Alger American MidCap Growth Portfolio                                      5/3/93       7.35%       21.25%      17.26%      22.19%
Alger American Small Capitaliaztion Portfolio                              9/21/88     -28.42%        4.66%       5.15%      12.76%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.






VP Income & Growth Fund                                                   10/30/97     -12.12%        8.35%      N/A         10.38%
VP International Fund                                                       5/1/94     -18.23%       15.48%      15.09%      14.37%
VP Value Fund                                                               5/1/96      16.16%        5.28%      N/A         10.68%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund                                                    5/1/96     -18.90%       10.78%      N/A         10.03%
Berger IPT - Large Cap Growth Fund                                          5/1/96     -12.25%       19.04%      N/A         19.35%
Berger IPT - Small Company Growth Fund                                      5/1/96      -8.12%       20.09%      N/A         16.39%
Berger IPT - New Generation Fund                                            5/1/00      N/A         N/A          N/A        -41.47%
Berger IPT - International Fund                                             5/1/97     -11.69%        9.21%      N/A          6.53%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)            10/7/93     -12.53%       12.48%      16.44%      18.00%

DREYFUS STOCK INDEX FUND (Initial Shares)                                  9/29/89     -10.81%       10.06%      15.99%      16.85%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                     5/1/96     -10.67%        8.82%      N/A         13.88%
Dreyfus VIF International Value Portfolio                                   5/1/96      -5.31%        8.29%      N/A          6.27%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                          3/1/94     -10.55%       -3.15%       2.70%       3.74%
Federated International Equity Fund II                                      5/8/95     -23.91%       19.52%      14.50%      13.20%
Federated Utility Fund II                                                  2/10/94     -10.48%        0.09%       6.48%       8.28%
Federated International Small Company Fund II                               5/1/00      N/A         N/A          N/A        -21.60%

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio
First American Large Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund                                              5/27/94     -13.17%       -2.41%       2.38%       4.12%
INVESCO VIF - Equity Income Fund                                           8/10/94       3.11%        9.69%      13.24%      15.19%
INVESCO VIF - Financial Services Fund                                      9/20/99      22.70%      N/A          N/A         26.90%
INVESCO VIF - Health Sciences Fund                                         7/28/97      28.35%       22.95%      N/A         23.05%
INVESCO VIF - Real Estate Opportunity Fund                                  4/1/98      26.47%      N/A          N/A          1.30%
INVESCO VIF - Technology Fund                                              7/14/97     -24.87%       33.20%      N/A         33.06%
INVESCO VIF - Telecommunications Fund                                      9/20/99     -27.41%      N/A          N/A         14.48%

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                9/13/93     -32.97%       25.16%      18.17%      22.38%
Growth Portfolio                                                           9/13/93     -15.99%       16.62%      17.39%      18.40%
Worldwide Growth Portfolio                                                 9/13/93     -17.09%       19.33%      20.95%      20.22%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                         3/18/98      -1.77%      N/A          N/A          4.91%
Lazard Retirement Small Cap Portfolio                                      11/4/97      19.01%        5.39%      N/A          4.49%







LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                               12/11/89      13.83%       13.18%      14.30%      13.81%

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                                 1/2/92      -6.19%        5.16%      12.66%       8.59%

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                            9/10/84       4.99%        2.44%       2.95%       5.87%
Partners Portfolio                                                         3/22/94      -0.99%        2.31%      11.96%      14.23%
Midcap Growth Portfolio                                                    11/3/97      -9.02%       23.53%      N/A         28.44%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                  5/1/00      N/A         N/A          N/A         -2.70%
Pioneer Equity - Income VCT Portfolio                                      9/14/99      12.67%      N/A          N/A          7.85%
Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
OTC Fund                                                                    5/7/97     -39.23%       29.51%      N/A         25.47%
Nova Fund                                                                   5/7/97     -21.65%        6.68%      N/A         11.06%
U.S. Government Money Market Fund                                          11/2/98       3.46%      N/A          N/A          2.61%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                10/1/94     -37.33%       15.39%      14.58%      17.89%
Seligman - Global Technology Portfolio (Class 2)                            5/1/96     -25.03%       29.45%      N/A         22.94%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                         5/8/92       4.80%       15.77%      17.28%      17.17%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                              12/31/96     -16.27%       25.52%      N/A         26.03%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                         9/1/89       0.15%        0.20%       0.41%       5.40%
Worldwide Emerging Markets Fund                                           12/21/95     -42.85%      -10.01%      -4.62%      -4.79%
Worldwide Hard Assets Fund                                                  9/1/89       9.53%       -4.00%      -0.15%       6.59%
Worldwide Real Estate Fund                                                 6/23/97      16.68%       -0.68%      N/A          4.34%


CHART 3 - CONTRACT WITH GMDB AND GMIB
Hypothetical Performance Returns, for period ending 12/31/00.

Note that these returns include "M&E" but do not reflect surrender charge or annual administrative fees. Inception Dates are the "fund manager" inceptions, not when the fund was added to Conseco's portfolio. These returns include those funds that we are adding 5/1/01, which had Net Asset Values prior to 12/31/00.






Fund Description                                                      Inception Date   1 Yr Pct   3 Yr Pct     5 Yr Pct    10 Yr Pct

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                   5/1/00      N/A         N/A          N/A        -16.16%
Equity Portfolio                                                            12/3/65       0.68%       18.63%      22.51%     N/A
Balanced Portfolio                                                           5/3/93       5.17%       13.43%      16.21%      13.72%
High Yield Portfolio                                                         5/1/00      N/A         N/A          N/A          1.84%
Fixed Income Portfolio                                                       5/3/93       7.70%        3.05%       3.94%       4.43%
Government Securities Portfolio                                              5/3/93       9.51%        3.19%       3.26%       3.36%
Money Market Portfolio                                                      5/19/81       4.05%        3.32%       3.23%     N/A

ALGER AMERICAN FUND
Alger American Growth Portfolio                                              1/9/89     -16.46%       16.71%      16.83%      19.52%
Alger American Leveraged Allcap Portfolio                                   1/25/95     -26.32%       25.78%      20.71%      28.30%
Alger American MidCap Growth Portfolio                                       5/3/93       7.03%       20.89%      16.91%      21.82%
Alger American Small Capitaliaztion Portfolio                               9/21/88     -28.64%        4.34%       4.84%      12.42%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                    10/30/97     -12.38%        8.02%      N/A         10.05%
VP International Fund                                                        5/1/94     -18.47%       15.13%      14.75%      14.03%
VP Value Fund                                                                5/1/96      15.81%        4.96%      N/A         10.35%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund                                                     5/1/96     -19.15%       10.45%      N/A          9.70%
Berger IPT - Large Cap Growth Fund                                           5/1/96     -12.51%       18.68%      N/A         19.00%
Berger IPT - Small Company Growth Fund                                       5/1/96      -8.40%       19.73%      N/A         16.04%
Berger IPT - New Generation Fund                                             5/1/00      N/A         N/A          N/A        -41.58%
Berger IPT - International Fund                                              5/1/97     -11.95%        8.89%      N/A          6.21%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)             10/7/93     -12.79%       12.14%      16.09%      17.64%

DREYFUS STOCK INDEX FUND (Initial Shares)                                   9/29/89     -11.07%        9.73%      15.64%      16.50%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                      5/1/96     -10.94%        8.49%      N/A         13.54%
Dreyfus VIF International Value Portfolio                                    5/1/96      -5.59%        7.97%      N/A          5.95%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                           3/1/94     -10.82%       -3.44%       2.39%       3.42%
Federated International Equity Fund II                                       5/8/95     -24.14%       19.17%      14.15%      12.86%
Federated Utility Fund II                                                   2/10/94     -10.75%       -0.21%       6.16%       7.95%
Federated International Small Company Fund II                                5/1/00      N/A         N/A          N/A        -21.75%

FIRST AMERICAN INSURANCE PORTFOLIOS






First American Mid Cap Growth Portfolio
First American Large Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund                                               5/27/94     -13.43%       -2.70%       2.07%       3.81%
INVESCO VIF - Equity Income Fund                                            8/10/94       2.80%        9.36%      12.90%      14.85%
INVESCO VIF - Financial Services Fund                                       9/20/99      22.34%      N/A          N/A         26.52%
INVESCO VIF - Health Sciences Fund                                          7/28/97      27.96%       22.58%      N/A         22.68%
INVESCO VIF - Real Estate Opportunity Fund                                   4/1/98      26.09%      N/A          N/A          1.00%
INVESCO VIF - Technology Fund                                               7/14/97     -25.10%       32.80%      N/A         32.66%
INVESCO VIF - Telecommunications Fund                                       9/20/99     -27.63%      N/A          N/A         14.14%

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                 9/13/93     -33.17%       24.79%      17.82%      22.01%
Growth Portfolio                                                            9/13/93     -16.24%       16.27%      17.03%      18.05%
Worldwide Growth Portfolio                                                  9/13/93     -17.34%       18.97%      20.59%      19.86%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                          3/18/98      -2.06%      N/A          N/A          4.59%
Lazard Retirement Small Cap Portfolio                                       11/4/97      18.66%        5.07%      N/A          4.18%

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                12/11/89      13.49%       12.85%      13.96%      13.47%

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                                  1/2/92      -6.47%        4.85%      12.33%       8.27%

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                             9/10/84       4.68%        2.13%       2.64%       5.56%
Partners Portfolio                                                          3/22/94      -1.29%        2.00%      11.62%      13.88%
Midcap Growth Portfolio                                                     11/3/97      -9.29%       23.16%      N/A         28.06%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                   5/1/00      N/A         N/A          N/A         -2.90%
Pioneer Equity - Income VCT Portfolio                                       9/14/99      12.34%      N/A          N/A          7.53%
Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
OTC Fund                                                                     5/7/97     -39.41%       29.12%      N/A         25.10%
Nova Fund                                                                    5/7/97     -21.88%        6.36%      N/A         10.73%
U.S. Government Money Market Fund                                           11/2/98       3.15%      N/A          N/A          2.30%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                 10/1/94     -37.52%       15.04%      14.23%      17.53%
Seligman - Global Technology Portfolio (Class 2)                             5/1/96     -25.25%       29.06%      N/A         22.57%

STRONG OPPORTUNITY FUND II, INC.






Opportunity Fund II                                                          5/8/92       4.49%       15.43%      16.93%      16.82%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                               12/31/96     -16.52%       25.14%      N/A         25.66%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                          9/1/89      -0.15%       -0.10%       0.11%       5.08%
Worldwide Emerging Markets Fund                                            12/21/95     -43.02%      -10.28%      -4.90%      -5.08%
Worldwide Hard Assets Fund                                                   9/1/89       9.20%       -4.28%      -0.45%       6.27%
Worldwide Real Estate Fund                                                  6/23/97      16.33%       -0.98%      N/A          4.03%



HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk.

Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange.

Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

     If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.


GIFTING A CONTRACT

     If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


     The death benefits available for use with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


     When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the the earnings and then, only after the income portion is exhausted, as coming from principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)


WITHDRAWALS - INVESTMENT ADVISER FEES

     The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.


QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If your Contract is a tax-sheltered annuity, during the accumulation phase you may be able take a loan out of the fixed account using the contract as collateral. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money on the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions, and limitations regarding loans from your Contract.

b. INDIVIDUAL RETIREMENT ANNUITIES

The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return.

The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
   SECTION 457

     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

         attains age 70 1/2,
         separates from service,
         dies, or
         suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2 (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required minimum distributions from a Roth IRA prior to the death of the owner.



     The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.


                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.





                                                                  [CONSECO LOGO]

CONSECO VARIABLE INSURANCE COMPANY



Annual Report
to Contract Owners

For the Period February 11, 2000 through
December 31, 2000

                                              Conseco Variable Annuity Account H

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2000

================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT H                                          PAGE
Statement of Assets and Liabilities as of December 31, 2000 ................   2
Statement of Assets and Liabilities - Unit Progression as of
  December 31, 2000 ........................................................   8
Statements of Operations and Statements of Changes in Net Assets
  for the Period February 11, 2000 through December 31, 2000 ...............  10
Notes to Financial Statements ..............................................  18
Report of Independent Accountants ..........................................  22

CONSECO VARIABLE ANNUITY ACCOUNT H

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000

================================================================================

                                                SHARES       COST      VALUE
--------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
    The Alger American Fund:
      Growth Portfolio ....................     44,517.5  $2,533,383  $2,104,343
      Leveraged AllCap Portfolio ..........     72,235.4   3,569,334   2,802,735
      MidCap Growth Portfolio .............    106,749.9   3,514,497   3,268,682
      Small Capitalization Portfolio ......     48,502.0   1,299,820   1,139,311
    American Century Variable
      Portfolios, Inc:
      Income and Growth Fund ..............     96,167.3     712,472     683,750
      International Fund ..................    128,417.3   1,434,226   1,313,709
      Value Fund ..........................    170,390.7   1,028,916   1,136,506
    Berger Institutional Products Trust
      Growth Fund .........................     58,782.1   1,121,024     900,542
      Growth and Income Fund ..............    130,291.6   3,535,349   2,994,102
      International Fund ..................      2,021.3      26,716      26,479
      New Generation Fund .................     33,983.7     278,013     201,183
      Small Company Growth Fund ...........    101,735.5   2,551,467   2,198,503
    Conseco Series Trust:
      Balanced Portfolio ..................    312,766.7   5,036,876   4,207,257
      Conseco 20 Focus Portfolio ..........     54,104.6     588,598     458,885
      Equity Portfolio ....................    101,331.4   2,527,074   1,969,321
      Fixed Income Portfolio ..............     35,346.6     336,504     340,290
      Government Securities Portfolio .....    103,640.1   1,175,023   1,195,898
      High Yield Portfolio ................     63,892.3     642,611     643,626
      Money Market Portfolio ..............  6,151,191.2   6,151,191   6,151,191
    The Dreyfus Socially Responsible
      Growth Fund, Inc ....................     18,300.9     709,599     630,830
    Dreyfus Stock Index Fund ..............     89,677.7   3,339,264   3,049,041
    Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio .........     20,827.6     554,920     503,819
      International Value Portfolio .......      7,175.0     100,865      97,005
    Federated Insurance Series:
      High Income Bond Fund II ............     42,091.9     367,496     356,098
      International Equity Fund II ........     22,384.8     427,507     413,894
      Utility Fund II .....................     26,389.5     344,850     328,285
    Invesco Variable Investment
      Funds, Inc:
      Equity Income Fund ..................      5,207.9     111,745     107,855
      High Yield Fund .....................     18,032.2     204,394     181,584
    Janus Aspen Series:
      Aggressive Growth Portfolio .........    106,221.4   5,350,185   3,855,837
      Growth Portfolio ....................    185,875.3   5,986,441   4,921,977
      Worldwide Growth Portfolio ..........    108,380.0   4,908,033   4,007,892
    Lazard Retirement Series, Inc:
      Equity Portfolio ....................      4,836.3      55,527      49,330
      Small Cap Portfolio .................     33,061.8     380,779     388,477
    Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio .........     39,993.9     943,429   1,017,846
    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio .........      7,327.0     111,161     106,388
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity Bond Portfolio .....     32,464.0     421,304     428,200
      Partners Portfolio ..................      8,883.7     141,369     143,650
    Rydex Variable Trust:
      Nova Portfolio ......................     90,619.6   1,486,650   1,258,706
      OTC Portfolio .......................     72,616.9   2,441,852   1,657,843
    Seligman Portfolios, Inc. .............
      Communications and Information
        Portfolio .........................     48,021.7   1,008,241     710,721
      Global Technology Portfolio .........     24,816.0     631,247     499,794


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                              SHARES       COST         VALUE
--------------------------------------------------------------------------------

Assets (continued)
  Investments in portfolio shares,
    at net asset value (Note 2):
    Strong Variable Insurance Funds, Inc:
      Mid Cap Growth Fund II ..............  119,437.8  $ 3,612,196  $ 2,825,899
    Strong Opportunity Fund II, Inc .......   38,412.6    1,014,955      919,598
    Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund .................    9,462.8       93,349       98,130
      Worldwide Emerging Markets Fund .....   30,140.7      341,945      249,866
      Worldwide Hard Assets Fund ..........      918.7       10,966       11,089
      Worldwide Real Estate Fund ..........    8,547.9       86,373       90,779
--------------------------------------------------------------------------------
        Total assets ......................                          $62,646,746
Liabilities:
  Amounts payable to Conseco Variable Insurance Company ...........       71,324
--------------------------------------------------------------------------------
        Net assets ................................................  $62,575,422
================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                                  UNIT               SUB-ACCOUNT
                                      UNITS      VALUE        VALUE     TOTAL
--------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred
    annuity reserves:*
    The Alger American Fund:
      Growth Portfolio
        Standard ................  104,891.4  $15.421120  $1,617,544
        GMDB ....................   24,933.6   15.367075     383,156
        GMDB & GMIB .............    6,609.1   15.313219     101,206  $2,101,906
                                                                      ----------
      Leveraged AllCap Portfolio
        Standard ................  105,309.6   19.351214   2,037,868
        GMDB ....................   31,067.7   19.283365     599,090
        GMDB & GMIB .............    8,448.2   19.215753     162,339   2,799,297
                                                                      ----------
      MidCap Growth Portfolio
        Standard ................  148,341.3   17.345110   2,572,996
        GMDB ....................   35,435.3   17.284362     612,477
        GMDB & GMIB .............    4,604.4   17.223825      79,305   3,264,778
                                                                      ----------
      Small Capitalization
        Portfolio
        Standard ................   69,561.5   11.367643     790,750
        GMDB ....................   18,607.7   11.327763     210,784
        GMDB & GMIB .............   12,118.3   11.288023     136,791   1,138,325
                                                                      ----------
    American Century Variable
      Portfolios, Inc:
      Income and Growth Fund
        Standard ................   47,562.9   12.369724     588,340
        GMDB ....................    4,698.7   12.326392      57,919
        GMDB & GMIB .............    2,988.8   12.283212      36,712     682,971
                                                                      ----------
      International Fund
        Standard ................   72,128.3   14.741380   1,063,271
        GMDB ....................   16,629.7   14.689760     244,287
        GMDB & GMIB .............      315.6   14.638321       4,620   1,312,178
                                                                      ----------
      Value Fund
        Standard ................   86,242.1   11.638562   1,003,734
        GMDB ....................    9,780.3   11.597804     113,430
        GMDB & GMIB .............    1,560.7   11.557189      18,038   1,135,202
                                                                      ----------
    Berger Institutional
      Products Trust:
      Growth Fund
        Standard ................   61,514.3   12.792651     786,931
        GMDB ....................    6,528.9   12.747800      83,230
        GMDB & GMIB .............    2,321.5   12.703104      29,490     899,651
                                                                      ----------
      Growth and Income Fund
        Standard ................  143,142.9   16.892265   2,418,009
        GMDB ....................   23,382.7   16.833081     393,603
        GMDB & GMIB .............   10,679.8   16.774103     179,143   2,990,755
                                                                      ----------
      International Fund
        Standard ................    2,035.5   12.403041      25,247
        GMDB ....................       97.3   12.359583       1,202
        GMDB & GMIB .............        0.0   12.316277           0      26,449
                                                                      ----------
      New Generation Fund
        Standard ................   31,314.0    5.864454     183,640
        GMDB ....................    2,511.8    5.852618      14,700
        GMDB & GMIB .............      449.8    5.840807       2,627     200,967
                                                                      ----------
      Small Company Growth Fund
        Standard ................   92,973.2   17.049086   1,585,108
        GMDB ....................   24,683.9   16.989342     419,363
        GMDB & GMIB .............   11,319.7   16.929807     191,640   2,196,111
                                                                      ----------
    Conseco Series Trust:
      Balanced Portfolio
        Standard ................  250,359.2   14.348355   3,592,243
        GMDB ....................   37,876.5   14.298091     541,561
        GMDB & GMIB .............    4,826.4   14.248002      68,766   4,202,570
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                                  UNIT               SUB-ACCOUNT
                                      UNITS      VALUE        VALUE     TOTAL
--------------------------------------------------------------------------------

Net assets attributable to:
  Contract owners' deferred
    annuity reserves:* (continued)
    Conseco Series Trust (continued):
      Conseco 20 Focus
        Standard ................   44,593.6  $ 8.416885  $  375,339
        GMDB ....................    7,622.6    8.399933      64,029
        GMDB & GMIB .............    2,277.7    8.383015      19,094  $  458,462
                                                                      ----------
      Equity Portfolio
        Standard ................  102,356.1   16.219023   1,660,116
        GMDB ....................   18,098.3   16.162190     292,508
        GMDB & GMIB .............      915.3   16.105557      14,741   1,967,365
                                                                      ----------
      Fixed Income Portfolio
        Standard ................   17,395.2   11.059404     192,381
        GMDB ....................    5,501.3   11.020665      60,628
        GMDB & GMIB .............    7,912.1   10.982060      86,891     339,900
                                                                      ----------
      Government Securities
        Portfolio
        Standard ................  100,435.5   11.103550   1,115,190
        GMDB ....................    4,378.4   11.064656      48,445
        GMDB & GMIB .............    2,815.5   11.025898      31,044   1,194,679
                                                                      ----------
      High Yield Portfolio
        Standard ................   62,894.2   10.223626     643,006
        GMDB ....................        0.0   10.203063           0
        GMDB & GMIB .............        0.0   10.182540           0     643,006
                                                                      ----------
      Money Market Portfolio
        Standard ................  456,604.9   11.189540   5,109,199
        GMDB ....................   63,641.1   11.150348     709,620
        GMDB & GMIB .............   29,257.7   11.111292     325,091   6,143,910
                                                                      ----------
    The Dreyfus Socially
      Responsible Growth
      Fund, Inc
        Standard ................   36,974.4   13.798123     510,179
        GMDB ....................    7,891.5   13.749785     108,507
        GMDB & GMIB .............      830.4   13.701615      11,378     630,064
                                                                      ----------
    Dreyfus Stock Index Fund
        Standard ................  175,212.0   12.894701   2,259,306
        GMDB ....................   53,963.6   12.849534     693,407
        GMDB & GMIB .............    7,278.1   12.804525      93,193   3,045,906
                                                                      ----------
    Dreyfus Variable
     Investment Fund:
      Disciplined Stock Portfolio
        Standard ................   39,806.0   11.230257     447,032
        GMDB ....................    3,405.6   11.190913      38,112
        GMDB & GMIB .............    1,622.5   11.151706      18,093     503,237
                                                                      ----------
      International Value
        Portfolio
        Standard ................    8,183.5   11.285399      92,353
        GMDB ....................      127.4   11.245853       1,432
        GMDB & GMIB .............      277.4   11.206444       3,109      96,894
                                                                      ----------
    Federated Insurance Series:
      High Income Bond Fund II
        Standard ................   37,416.3    8.966229     335,483
        GMDB ....................      945.9    8.934809       8,451
        GMDB & GMIB .............    1,335.3    8.903498      11,889     355,823
                                                                      ----------
      International Equity
        Fund II
        Standard ................   19,922.7   15.941368     317,594
        GMDB ....................    5,195.7   15.885538      82,536
        GMDB & GMIB .............      839.5   15.829903      13,290     413,420
                                                                      ----------
      Utility Fund II
        Standard ................   27,399.8   10.253727     280,950
        GMDB ....................    4,598.1   10.217793      46,983
        GMDB & GMIB .............        0.0   10.181984           0     327,933
                                                                      ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                                  UNIT               SUB-ACCOUNT
                                      UNITS      VALUE        VALUE     TOTAL
--------------------------------------------------------------------------------

Net assets attributable to:
  Contract owners' deferred
    annuity reserves:* (continued)
    Invesco Variable Investment
      Funds, Inc:
      Equity Income Fund
        Standard ................    4,652.4  $12.072259  $   56,164
        GMDB ....................    3,898.2   12.029975      46,896
        GMDB & GMIB .............      388.7   11.987837       4,660  $  107,720
                                                                      ----------
      High Yield Fund
        Standard ................   19,545.2    8.928014     174,500
        GMDB ....................       91.3    8.896724         812
        GMDB & GMIB .............      684.8    8.865543       6,071     181,383
                                                                      ----------
    Janus Aspen Series:
      Aggressive Growth
        Portfolio
        Standard ................  145,589.0   19.224049   2,798,809
        GMDB ....................   47,417.9   19.156569     908,365
        GMDB & GMIB .............    7,523.1   19.089325     143,612   3,850,786
                                                                      ----------
      Growth Portfolio
        Standard ................  237,470.9   15.150116   3,597,710
        GMDB ....................   68,359.2   15.097006   1,032,020
        GMDB & GMIB .............   19,043.2   15.044082     286,488   4,916,218
                                                                      ----------
      Worldwide Growth
        Portfolio
        Standard ................  192,696.9   16.031145   3,089,152
        GMDB ....................   43,541.4   15.974985     695,574
        GMDB & GMIB .............   13,719.4   15.919021     218,400   4,003,126
                                                                      ----------
    Lazard Retirement
      Series, Inc:
      Equity Portfolio
        Standard ................    3,776.8   11.506632      43,459
        GMDB ....................      109.3   11.466342       1,253
        GMDB & GMIB .............      399.9   11.426193       4,569      49,281
                                                                      ----------
      Small Cap Portfolio
        Standard ................   30,039.4   11.522342     346,126
        GMDB ....................    2,808.6   11.481992      32,248
        GMDB & GMIB .............      844.1   11.441783       9,657     388,031
                                                                      ----------
    Lord Abbett Series
      Fund, Inc:
      Growth and Income
        Portfolio
        Standard ................   39,301.1   14.211142     558,514
        GMDB ....................   23,576.0   14.161402     333,870
        GMDB & GMIB .............    8,814.7   14.111837     124,391   1,016,775
                                                                      ----------
    Mitchell Hutchins
      Series Trust:
      Growth and Income
        Portfolio
        Standard ................    4,602.7   11.290658      51,967
        GMDB ....................    3,689.8   11.251111      41,514
        GMDB & GMIB .............    1,139.2   11.211703      12,772     106,253
                                                                      ----------
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity
        Bond Portfolio
        Standard ................   32,081.7   10.778648     345,796
        GMDB ....................    2,721.6   10.740892      29,233
        GMDB & GMIB .............    4,927.8   10.703268      52,744     427,773
                                                                      ----------
      Partners Portfolio
        Standard ................    3,119.3   10.573405      32,982
        GMDB ....................   10,485.8   10.536366     110,482
        GMDB & GMIB .............        0.0   10.499456           0     143,464
                                                                      ----------
    Rydex Variable Trust:
      Nova Portfolio:
        Standard ................   81,027.2   15.135520   1,226,389
        GMDB ....................    1,789.5   15.104923      27,030
        GMDB & GMIB .............      251.1   15.074389       3,785   1,257,204
                                                                      ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                                  UNIT               SUB-ACCOUNT
                                      UNITS      VALUE        VALUE     TOTAL
--------------------------------------------------------------------------------

Net assets attributable to:
  Contract owners' deferred
    annuity reserves:* (continued)
    Rydex Variable Trust (continued):
      OTC Portfolio:
        Standard .................  64,506.3  $23.626556  $1,524,062
        GMDB .....................   4,787.7   23.578745     112,889
        GMDB & GMIB ..............     807.6   23.531029      19,004 $ 1,655,955
                                                                     -----------
    Seligman Portfolios, Inc.:
      Communications and
        Information Portfolio
        Standard ................. 119,443.2    5.542054     661,961
        GMDB .....................   8,242.8    5.530873      45,590
        GMDB & GMIB ..............     426.5    5.519713       2,354     709,905
                                                                     -----------
      Global Technology
        Portfolio
        Standard .................  66,508.9    6.729370     447,563
        GMDB .....................   6,568.0    6.715809      44,109
        GMDB & GMIB ..............   1,122.7    6.702276       7,525     499,197
                                                                     -----------
    Strong Variable Insurance
      Funds, Inc:
      Mid Cap Growth Fund II
        Standard .................  95,174.7   19.665018   1,871,611
        GMDB .....................  29,069.8   19.596062     569,653
        GMDB & GMIB ..............  19,534.3   19.527347     381,453   2,822,717
                                                                     -----------
    Strong Opportunity
      Fund II, Inc
        Standard .................  40,326.3   15.223664     613,914
        GMDB .....................  18,436.7   15.170358     279,691
        GMDB & GMIB ..............   1,646.4   15.117239      24,889     918,494
                                                                     -----------
    Van Eck Worldwide
      Insurance Trust:
      Worldwide Bond Fund
        Standard .................   8,274.5   10.056748      83,215
        GMDB .....................   1,477.9   10.021510      14,811
        GMDB & GMIB ..............       0.0    9.986394           0      98,026
                                                                     -----------
      Worldwide Emerging
        Markets Fund
        Standard .................  30,430.3    7.624916     232,028
        GMDB .....................     542.7    7.598167       4,124
        GMDB & GMIB ..............   1,775.2    7.571512      13,441     249,593
                                                                     -----------
      Worldwide Hard Assets Fund
        Standard .................   1,197.0    9.252898      11,076
        GMDB .....................       0.0    9.220494           0
        GMDB & GMIB ..............       0.0    9.188204           0      11,076
                                                                     -----------
      Worldwide Real Estate Fund
        Standard .................   4,624.6    9.772337      45,194
        GMDB .....................   4,435.0    9.738105      43,188
        GMDB & GMIB ..............     237.5    9.703992       2,304      90,686
--------------------------------------------------------------------------------
          Net assets .............                                   $62,575,422
================================================================================

* GMDB = Guaranteed minimum death benefit

  GMIB = Guaranteed minimum income benefit


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

UNIT PROGRESSION

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                          THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                          ============================================================   ==========
                                                                         LEVERAGED         MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP          GROWTH      CAPITALIZATION       GROWTH
====================================================================================================================================
Number of units, beginning of period ..............            0.0             0.0             0.0              0.0             0.0
Units purchased ...................................      150,998.2       170,615.6       285,581.8        141,824.4        68,458.5
Units redeemed ....................................      (14,564.1)      (25,790.1)      (97,200.8)       (41,536.9)      (13,208.1)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ................      136,434.1       144,825.5       188,381.0        100,287.5        55,250.4
====================================================================================================================================

                                                            AMERICAN CENTURY
                                                           VARIABLE PORTFOLIOS
                                                               (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST
                                                       ===========================        =========================================
                                                                                                         GROWTH AND
                                                       INTERNATIONAL       VALUE           GROWTH          INCOME      INTERNATIONAL
====================================================================================================================================
Number of units, beginning of period ..............            0.0             0.0             0.0              0.0             0.0
Units purchased ...................................      139,853.5       165,194.2        87,914.7        191,585.3         6,593.1
Units redeemed ....................................      (50,779.9)      (67,611.1)      (17,550.0)       (14,379.9)       (4,460.3)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ................       89,073.6        97,583.1        70,364.7        177,205.4         2,132.8
====================================================================================================================================

                                                            BERGER INSTITUTIONAL                    CONSECO SERIES TRUST
                                                         PRODUCTS TRUST (CONTINUED)                      PORTFOLIOS
                                                         ==========================      ==========================================
                                                                          SMALL
                                                             NEW         COMPANY                          CONSECO
                                                         GENERATION       GROWTH          BALANCED        20 FOCUS          EQUITY
====================================================================================================================================
Number of units, beginning of period ..............            0.0             0.0             0.0              0.0             0.0
Units purchased ...................................       38,281.9       180,364.2       317,400.7         73,451.6       140,677.7
Units redeemed ....................................       (4,006.3)      (51,387.4)      (24,338.6)       (18,957.7)      (19,308.0)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ................       34,275.6       128,976.8       293,062.1         54,493.9       121,369.7
====================================================================================================================================

                                                                           CONSECO SERIES TRUST
                                                                           PORTFOLIOS (CONTINUED)
                                                          =========================================================
                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
                                                           FIXED         GOVERNMENT         HIGH           MONEY         RESPONSIBLE
                                                           INCOME        SECURITIES         YIELD          MARKET          GROWTH
====================================================================================================================================
Number of units, beginning of period ..............            0.0             0.0             0.0              0.0             0.0
Units purchased ...................................       35,368.2       111,155.5        72,851.0      2,180,971.5        53,378.7
Units redeemed ....................................       (4,559.6)       (3,526.1)       (9,956.8)    (1,631,467.8)       (7,682.4)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ................       30,808.6       107,629.4        62,894.2        549,503.7        45,696.3
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                         DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                         INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES                    INVESTMENT FUNDS
   ---------        ===========================     ==============================================     ============================
    DREYFUS
     STOCK          DISCIPLINED   INTERNATIONAL     HIGH INCOME     INTERNATIONAL                        EQUITY
     INDEX             STOCK          VALUE           BOND II         EQUITY II       UTILITY II         INCOME          HIGH YIELD
====================================================================================================================================
         0.0              0.0             0.0              0.0              0.0              0.0              0.0              0.0
   251,383.0         50,204.4         8,813.4         60,825.2         52,832.0         56,677.1         12,868.4         68,601.8
   (14,929.3)        (5,370.3)         (225.1)       (21,127.7)       (26,874.1)       (24,679.2)        (3,929.1)       (48,280.5)
------------------------------------------------------------------------------------------------------------------------------------
   236,453.7         44,834.1         8,588.3         39,697.5         25,957.9         31,997.9          8,939.3         20,321.3
====================================================================================================================================

                                                                                         LORD           MITCHELL
                                                            LAZARD RETIREMENT           ABBETT          HUTCHINS
         JANUS ASPEN SERIES PORTFOLIOS                      SERIES PORTFOLIOS           SERIES           SERIES
=============================================          ==========================        FUND             TRUST
  AGGRESSIVE                        WORLDWIDE                                           GROWTH            GROWTH
    GROWTH            GROWTH          GROWTH             EQUITY       SMALL CAP       AND INCOME        AND INCOME
===================================================================================================================
         0.0              0.0             0.0              0.0              0.0              0.0              0.0
   347,063.6        389,817.1       287,411.9          4,363.3        117,176.8         89,422.0         10,549.9
  (146,533.6)       (64,943.8)      (37,454.2)           (77.3)       (83,484.7)       (17,730.2)        (1,118.2)
-------------------------------------------------------------------------------------------------------------------
   200,530.0        324,873.3       249,957.7          4,286.0         33,692.1         71,691.8          9,431.7
===================================================================================================================

                                                                                                         STRONG
        NEUBERGER BERMAN                                                                                VARIABLE
      ADVISERS MANAGEMENT                                                                               INSURANCE
        TRUST PORTFOLIOS               RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS              FUNDS
=============================       ==========================      =============================       =========
                                                                    COMMUNICATIONS                                        STRONG
    LIMITED                                                              AND            GLOBAL           MID CAP        OPPORTUNITY
 MATURITY BOND       PARTNERS         NOVA              OTC          INFORMATION      TECHNOLOGY        GROWTH II         FUND II
====================================================================================================================================
         0.0              0.0             0.0              0.0              0.0              0.0              0.0              0.0
    82,103.3         15,655.3       163,624.7        120,157.4        157,972.0        105,661.9        194,217.6         79,293.4
   (42,372.2)        (2,050.2)      (80,556.9)       (50,055.8)       (29,859.5)       (31,462.3)       (50,438.8)       (18,884.0)
------------------------------------------------------------------------------------------------------------------------------------
    39,731.1         13,605.1        83,067.8         70,101.6        128,112.5         74,199.6        143,778.8         60,409.4
====================================================================================================================================

             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
   ===========================================================
                     EMERGING          HARD            REAL                           COMBINED
      BOND           MARKETS          ASSETS          ESTATE                            TOTAL
   ===========================================================                       =============
         0.0              0.0             0.0              0.0                               0.0
    11,435.1         45,024.5        65,442.3        106,764.5                        7,567,882.2
    (1,682.7)       (12,276.3)      (64,245.3)       (97,467.4)                      (3,100,380.6)
   -----------------------------------------------------------                       -------------
     9,752.4         32,748.2         1,197.0          9,297.1                        4,467,501.6
   ===========================================================                       =============

CONSECO VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  =====================================================   ==========
                                                                                LEVERAGED       MIDCAP         SMALL      INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $    81,098   $   142,436   $    98,596   $   122,528   $      --
Expenses
  Mortality and expense risk fees ..............................       15,131        25,680        21,240         6,840       3,910
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............................       65,967       116,756        77,356       115,688      (3,910)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gains (losses) and unrealized
      appreciation (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................      (70,893)     (179,610)      (65,097)     (167,615)    (19,212)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................     (429,039)     (766,599)     (245,815)     (160,509)    (28,722)
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .......     (499,932)     (946,209)     (310,912)     (328,124)    (47,934)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ..  $  (433,965)  $  (829,453)  $  (233,556)  $  (212,436)  $ (51,844)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  =====================================================   ==========
                                                                                 LEVERAGED      MIDCAP        SMALL       INCOME AND
                                                                     GROWTH       ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income ........................................  $    65,967   $   116,756   $    77,356   $   115,688   $  (3,910)
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................      (70,893)     (179,610)      (65,097)     (167,615)    (19,212)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ............................     (429,039)     (766,599)     (245,815)     (160,509)    (28,722)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....     (433,965)     (829,453)     (233,556)     (212,436)    (51,844)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    2,216,990     3,407,534     2,656,954       895,458     610,276
  Contract redemptions .........................................      (16,011)      (13,388)      (50,288)       (5,112)    (11,752)
  Net transfers ................................................      334,892       234,604       891,668       460,415     136,291
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from contract
      owners' transactions .....................................    2,535,871     3,628,750     3,498,334     1,350,761     734,815
------------------------------------------------------------------------------------------------------------------------------------
      Net increase  in net assets ..............................    2,101,906     2,799,297     3,264,778     1,138,325     682,971
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................           --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..............................  $ 2,101,906   $ 2,799,297   $ 3,264,778   $ 1,138,325   $ 682,971
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ======================================================================     =========================
                                                                                             SMALL
                                              GROWTH AND                       NEW          COMPANY                       CONSECO
INTERNATIONAL     VALUE          GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $       --     $       --     $   25,910     $   78,380     $       81     $       --     $   34,072     $  562,654     $      804

      8,297          4,556          5,205         16,484            318            783         14,089         22,955          1,484
------------------------------------------------------------------------------------------------------------------------------------
     (8,297)        (4,556)        20,705         61,896           (237)          (783)        19,983        539,699           (680)
------------------------------------------------------------------------------------------------------------------------------------


    (10,984)       (11,546)       (13,900)       (11,222)        (3,233)        (7,897)         5,671         (5,742)        15,247

   (120,517)       107,590       (220,483)      (541,247)          (237)       (76,830)      (352,964)      (829,619)      (129,713)
------------------------------------------------------------------------------------------------------------------------------------
   (131,501)        96,044       (234,383)      (552,469)        (3,470)       (84,727)      (347,293)      (835,361)      (114,466)
------------------------------------------------------------------------------------------------------------------------------------
 $ (139,798)    $   91,488     $ (213,678)    $ (490,573)    $   (3,707)    $  (85,510)    $ (327,310)    $ (295,662)    $ (115,146)
====================================================================================================================================


====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ======================================================================     =========================
                                                                                             SMALL
                                              GROWTH AND                       NEW          COMPANY                       CONSECO
INTERNATIONAL     VALUE          GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $   (8,297)    $   (4,556)    $   20,705     $   61,896     $     (237)    $     (783)    $   19,983     $  539,699     $     (680)
    (10,984)       (11,546)       (13,900)       (11,222)        (3,233)        (7,897)         5,671         (5,742)        15,247

   (120,517)       107,590       (220,483)      (541,247)          (237)       (76,830)      (352,964)      (829,619)      (129,713)
------------------------------------------------------------------------------------------------------------------------------------
   (139,798)        91,488       (213,678)      (490,573)        (3,707)       (85,510)      (327,310)      (295,662)      (115,146)
------------------------------------------------------------------------------------------------------------------------------------
    728,431        261,377      1,130,283      2,952,493         49,965        199,527      2,357,269      4,317,775        379,661
    (16,403)       (12,093)       (18,470)       (20,641)            --           (578)       (27,565)       (42,764)        (1,373)
    739,948        794,430          1,516        549,476        (19,809)        87,528        193,717        223,221        195,320
------------------------------------------------------------------------------------------------------------------------------------
  1,451,976      1,043,714      1,113,329      3,481,328         30,156        286,477      2,523,421      4,498,232        573,608
------------------------------------------------------------------------------------------------------------------------------------
  1,312,178      1,135,202        899,651      2,990,755         26,449        200,967      2,196,111      4,202,570        458,462
------------------------------------------------------------------------------------------------------------------------------------
        --             --             --              --             --             --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
 $1,312,178     $1,135,202     $  899,651     $2,990,755     $   26,449     $  200,967     $2,196,111     $4,202,570     $  458,462
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  ==================================================================
                                                                                   FIXED      GOVERNMENT       HIGH         MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD        MARKET
                                                                  -----------   -----------   -----------   -----------   ----------
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $   368,218   $     5,809   $    12,800   $     9,990   $ 157,619
Expenses:
  Mortality and expense risk fees ..............................       10,001         1,136         2,388         2,551      37,140
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ..............................      358,217         4,673        10,412         7,439     120,479
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gains (losses) and unrealized
      appreciation (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................       55,759           645         1,235           177           0
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................     (557,753)        3,786        20,875         1,015           0
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .......     (501,994)        4,431        22,110         1,192           0
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ..  $  (143,777)  $     9,104   $    32,522   $     8,631   $ 120,479
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000



CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)

====================================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  ==================================================================
                                                                                   FIXED      GOVERNMENT       HIGH         MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD        MARKET
====================================================================================================================================
Changes from operations:
  Net investment income .......................................  $   358,217   $     4,673   $    10,412   $     7,439   $ 120,479
  Net realized gains (losses) on sales of investments
    in portfolio shares .......................................       55,759           645         1,235           177          --
  Net change in unrealized appreciation (depreciation)
    of investments ............................................     (557,753)        3,786        20,875         1,015          --
    in portfolio shares
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....     (143,777)        9,104        32,522         8,631     120,479
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..............................    1,600,366       216,890       326,979       116,674  14,511,273
  Contract redemptions ........................................      (16,326)       (1,886)       (5,424)       (2,491)   (342,062)
  Net transfers ...............................................      527,102       115,792       840,602       520,192  (8,145,780)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from contract
      owners' transactions ....................................    2,111,142       330,796     1,162,157       634,375   6,023,431
------------------------------------------------------------------------------------------------------------------------------------
      Net increase  in net assets .............................    1,967,365       339,900     1,194,679       643,006   6,143,910
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................           --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .............................  $ 1,967,365   $   339,900   $ 1,194,679   $   643,006  $6,143,910
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================

 $    5,456     $   63,570     $    5,441     $    7,975     $       --     $       27     $    1,919     $    6,141     $    1,699

      4,434         20,638          3,260            370          1,247          2,983          2,000          1,208          3,011
------------------------------------------------------------------------------------------------------------------------------------
      1,022         42,932          2,181          7,605         (1,247)        (2,956)           (81)         4,933         (1,312)
------------------------------------------------------------------------------------------------------------------------------------


     (9,251)          (801)        (1,967)          (137)        (7,191)       (76,673)        (8,933)         2,326          4,900

    (78,769)      (290,223)       (51,101)        (3,860)       (11,398)       (13,612)       (16,565)        (3,890)       (22,810)
------------------------------------------------------------------------------------------------------------------------------------
    (88,020)      (291,024)       (53,068)        (3,997)       (18,589)       (90,285)       (25,498)        (1,564)       (17,910)
------------------------------------------------------------------------------------------------------------------------------------
 $  (86,998)    $ (248,092)    $  (50,887)    $    3,608     $  (19,836)    $  (93,241)    $  (25,579)    $    3,369     $  (19,222)
====================================================================================================================================


====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================

 $    1,022     $   42,932     $    2,181     $    7,605     $   (1,247)    $   (2,956)    $      (81)    $    4,933     $   (1,312)
     (9,251)          (801)        (1,967)          (137)        (7,191)       (76,673)        (8,933)         2,326          4,900
    (78,769)      (290,223)       (51,101)        (3,860)       (11,398)       (13,612)       (16,565)        (3,890)       (22,810)
------------------------------------------------------------------------------------------------------------------------------------
    (86,998)      (248,092)       (50,887)         3,608        (19,836)       (93,241)       (25,579)         3,369        (19,222)
------------------------------------------------------------------------------------------------------------------------------------
    655,723      2,855,129        520,699         78,848        182,434        444,866        317,214        147,901        655,582
     (3,476)       (41,195)        (2,622)            --         (1,287)        (3,764)        (1,707)            --         (1,471)
     64,815        480,064         36,047         14,438        194,512         65,559         38,005        (43,550)      (453,506)
------------------------------------------------------------------------------------------------------------------------------------
    717,062      3,293,998        554,124         93,286        375,659        506,661        353,512        104,351        200,605
------------------------------------------------------------------------------------------------------------------------------------
    630,064      3,045,906        503,237         96,894        355,823        413,420        327,933        107,720        181,383
------------------------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
$   630,064     $3,045,906     $  503,237     $   96,894     $  355,823     $  413,420     $  327,933     $  107,720     $  181,383
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000


====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $   405,153   $   244,589   $   246,037   $     5,562   $   4,086
Expenses:
  Mortality and expense risk fees ..............................       38,311        39,823        33,162           224       1,754
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............................      366,842       204,766       212,875         5,338       2,332
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................     (784,630)      (83,004)     (150,528)          (57)      7,162
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................   (1,494,349)   (1,064,464)     (900,141)       (6,197)      7,697
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .......   (2,278,979)   (1,147,468)   (1,050,669)       (6,254)     14,859
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ..  $(1,912,137)  $  (942,702)  $  (837,794)  $      (916)  $  17,191
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================
Changes from operations:
  Net investment income ........................................  $   366,842   $   204,766   $   212,875   $     5,338   $   2,332
  Net realized gains (losses) on sales of
    investments in portfolio shares ............................     (784,630)      (83,004)     (150,528)          (57)      7,162
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................   (1,494,349)   (1,064,464)     (900,141)       (6,197)      7,697
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......   (1,912,137)     (942,702)     (837,794)         (916)     17,191
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    5,607,584     5,943,934     4,901,967        51,057     143,337
  Contract redemptions .........................................      (58,493)      (79,658)      (61,859)           --        (475)
  Net transfers ................................................      213,832        (5,356)          812          (860)    227,978
------------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets from contract
    owners' transactions .......................................    5,762,923     5,858,920     4,840,920        50,197     370,840
------------------------------------------------------------------------------------------------------------------------------------
    Net increase  in net assets ................................    3,850,786     4,916,218     4,003,126        49,281     388,031
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................           --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..............................  $ 3,850,786   $ 4,916,218   $ 4,003,126   $    49,281   $ 388,031
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================

 $    6,747     $       --     $       --     $       --     $   51,583     $   56,575     $   93,136     $   20,865     $  180,776

      5,468            978          1,780          1,473          7,553          9,962          3,234          2,599         19,113
------------------------------------------------------------------------------------------------------------------------------------
      1,279           (978)        (1,780)        (1,473)        44,030         46,613         89,902         18,266        161,663
------------------------------------------------------------------------------------------------------------------------------------



     10,932            115          2,699           (613)        57,542        111,844        (63,428)       (34,154)        12,403

     74,417         (4,773)         6,897          2,281       (227,944)      (784,008)      (297,520)      (131,454)      (786,297)
------------------------------------------------------------------------------------------------------------------------------------
     85,349         (4,658)         9,596          1,668       (170,402)      (672,164)      (360,948)      (165,608)      (773,894)
------------------------------------------------------------------------------------------------------------------------------------
 $   86,628     $   (5,636)    $    7,816     $      195     $ (126,372)    $ (625,551)    $ (271,046)    $ (147,342)    $ (612,231)
====================================================================================================================================


====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================
 $    1,279     $     (978)    $   (1,780)    $   (1,473)    $   44,030     $   46,613     $   89,902     $   18,266     $  161,663
     10,932            115          2,699           (613)        57,542        111,844        (63,428)       (34,154)        12,403

     74,417         (4,773)         6,897          2,281       (227,944)      (784,008)      (297,520)      (131,454)      (786,297)
------------------------------------------------------------------------------------------------------------------------------------
     86,628         (5,636)         7,816            195       (126,372)      (625,551)      (271,046)      (147,342)      (612,231)
------------------------------------------------------------------------------------------------------------------------------------

    743,408        113,261        345,646        158,639        289,189      1,037,717        532,974        283,161      2,882,226
     (7,542)        (1,239)          (648)            --        (36,557)       (27,382)        (9,963)        (3,762)       (30,642)
    194,281           (133)        74,959        (15,370)     1,130,944      1,271,171        457,940        367,140        583,364
------------------------------------------------------------------------------------------------------------------------------------
    930,147        111,889        419,957        143,269      1,383,576      2,281,506        980,951        646,539      3,434,948
------------------------------------------------------------------------------------------------------------------------------------
  1,016,775        106,253        427,773        143,464      1,257,204      1,655,955        709,905        499,197      2,822,717
------------------------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
 $1,016,775     $  106,253     $  427,773     $  143,464     $1,257,204     $1,655,955     $  709,905     $  499,197     $2,822,717
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000


====================================================================================================================================

                                                                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                ===================================================
                                                                    STRONG
                                                                  OPPORTUNITY                   EMERGING       HARD         REAL
                                                                    FUND II        BOND         MARKETS       ASSETS       ESTATE
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $   121,422   $        --   $        --   $        --   $      --
Expenses:
  Mortality and expense risk fees ..............................        6,211           280         2,354           497         978
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............................      115,211          (280)       (2,354)         (497)       (978)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................      (20,490)          291       (36,816)      (16,199)    (13,365)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................      (95,357)        4,781       (92,079)          123       4,406
------------------------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares .........     (115,847)        5,072      (128,895)      (16,076)     (8,959)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....  $      (636)  $     4,792   $  (131,249)  $   (16,573)  $  (9,937)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================

                                                                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                ===================================================
                                                                    STRONG
                                                                  OPPORTUNITY                   EMERGING       HARD         REAL
                                                                    FUND II        BOND         MARKETS       ASSETS       ESTATE
====================================================================================================================================
Changes from operations:
  Net investment income ........................................  $   115,211   $      (280)  $    (2,354)  $      (497)  $    (978)
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................      (20,490)          291       (36,816)      (16,199)    (13,365)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................      (95,357)        4,781       (92,079)          123       4,406
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......         (636)        4,792      (131,249)      (16,573)     (9,937)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................      957,210        88,164       471,306         6,963      92,026
  Contract redemptions .........................................       (2,572)         (227)       (5,843)         (314)     (6,319)
  Net transfers ................................................      (35,508)        5,297       (84,621)       21,000      14,916
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from contract
      owners' transactions .....................................      919,130        93,234       380,842        27,649     100,623
------------------------------------------------------------------------------------------------------------------------------------
      Net increase  in net assets ..............................      918,494        98,026       249,593        11,076      90,686
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................           --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..............................  $   918,494   $    98,026   $   249,593   $    11,076   $  90,686
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================


     COMBINED
       TOTAL
  ==============

  $    3,229,754

         415,093
  --------------
       2,814,661
  --------------


      (1,586,240)

     (10,602,990)
  --------------
     (12,189,230)
  --------------
  $   (9,374,569)
  ==============



================================================================================

     COMBINED
      TOTAL
  ==============

  $    2,814,661
      (1,586,240)

     (10,602,990)
  --------------
      (9,374,569)
  --------------

      69,444,340
        (993,644)
       3,499,295
  --------------
      71,949,991
  --------------
      62,575,422
  --------------
              --
  --------------
  $   62,575,422
  ==============

CONSECO VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000

================================================================================

(1) GENERAL


   Conseco Variable Annuity Account H ("Account H") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account H was established on November 1, 1999, and commenced operations on February 11, 2000, as a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account H are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Currently, the following investment options are available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   Growth and Income Fund
   International Fund
   New Generation Fund
   Small Company Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
    Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund

SELIGMAN PORTFOLIOS, INC.
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account H does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account H as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account H are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account H and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $104,655,652 for the period February 11, 2000 through December 31, 2000. The aggregate proceeds from sales of investments in portfolio shares were $29,819,672 for the period February 11, 2000 through December 31, 2000.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account H a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account H, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is 1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $415,093 for the period February 11, 2000 through December 31, 2000.

   Pursuant to an agreement between Account H and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account H. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for the period February 11, 2000 through December 31, 2000.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales func tions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6) NET ASSETS

   Detail for net assets begins on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT H

(6) NET ASSETS

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                                 THE ALGER AMERICAN FUNDS                PORTFOLIOS
                                                                  =====================================================  ==========
LEVERAGED                                                            SMALL      LEVERAGED       MIDCAP        SMALL      INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION   GROWTH
====================================================================================================================================
Proceeds from sale of units
less proceeds of units redeemed since inception ................  $ 2,535,871   $ 3,628,750   $ 3,498,334   $ 1,350,761   $ 734,815
Undistributed net investment income (expense) ..................       65,967       116,756        77,356       115,688      (3,910)
Undistributed net realized gain (loss) on sales
of investments .................................................      (70,893)     (179,610)      (65,097)     (167,615)    (19,212)
Net unrealized appreciation (depreciation) of investments ......     (429,039)     (766,599)     (245,815)     (160,509)    (28,722)
------------------------------------------------------------------------------------------------------------------------------------
    Net assets .................................................  $ 2,101,906   $ 2,799,297   $ 3,264,778   $ 1,138,325   $ 682,971
====================================================================================================================================

                                                                     AMERICAN CENTURY
                                                                         VARIABLE
                                                                   PORTFOLIOS (CONTINUED)      BERGER INSTITUTIONAL PRODUCTS TRUST
                                                                 ==========================   =====================================
                                                                                                            GROWTH AND
                                                                 INTERNATIONAL     VALUE        GROWTH        INCOME   INTERNATIONAL
====================================================================================================================================
Proceeds from sale of units
less proceeds of units redeemed since inception ................  $ 1,451,976   $ 1,043,714   $ 1,113,329   $ 3,481,328   $  30,156
Undistributed net investment income (expense) ..................       (8,297)       (4,556)       20,705        61,896        (237)
Undistributed net realized gain (loss) on sales
of investments .................................................      (10,984)      (11,546)      (13,900)      (11,222)     (3,233)
Net unrealized appreciation (depreciation) of investments ......     (120,517)      107,590      (220,483)     (541,247)       (237)
------------------------------------------------------------------------------------------------------------------------------------
    Net assets .................................................  $ 1,312,178   $ 1,135,202   $   899,651   $ 2,990,755   $  26,449
====================================================================================================================================

                                                                     BERGER INSTITUTIONAL             CONSECO SERIES TRUST
                                                                  PRODUCTS TRUST (CONTINUED)               PORTFOLIOS
                                                                  =========================   =====================================
                                                                                  SMALL
                                                                     NEW         COMPANY                     CONSECO
                                                                  GENERATION      GROWTH       BALANCED      20 FOCUS      EQUITY
====================================================================================================================================
Proceeds from sale of units
less proceeds of units redeemed since inception ................  $   286,477   $ 2,523,421   $ 4,498,232   $   573,608  $2,111,142
Undistributed net investment income (expense) ..................         (783)       19,983       539,699          (680)    358,217
Undistributed net realized gain (loss) on sales
of investments .................................................       (7,897)        5,671        (5,742)       15,247      55,759
Net unrealized appreciation (depreciation) of investments ......      (76,830)     (352,964)     (829,619)     (129,713)   (557,753)
------------------------------------------------------------------------------------------------------------------------------------
    Net assets .................................................  $   200,967   $ 2,196,111   $ 4,202,570   $   458,462  $1,967,365
====================================================================================================================================

                                                                                     CONSECO SERIES TRUST
                                                                                     PORTFOLIOS (CONTINUED)
                                                                  =====================================================
                                                                                                                          DREYFUS
                                                                                                                          SOCIALLY
                                                                      FIXED     GOVERNMENT       HIGH          MONEY     RESPONSIBLE
                                                                     INCOME     SECURITIES       YIELD         MARKET      GROWTH
====================================================================================================================================
Proceeds from sale of units
less proceeds of units redeemed since inception ................  $   330,796   $ 1,162,157   $   634,375   $ 6,023,431   $ 717,062
Undistributed net investment income (expense) ..................        4,673        10,412         7,439       120,479       1,022
Undistributed net realized gain (loss) on sales
of investments .................................................          645         1,235           177            --      (9,251)
Net unrealized appreciation (depreciation) of investments ......        3,786        20,875         1,015            --     (78,769)
------------------------------------------------------------------------------------------------------------------------------------
    Net assets .................................................  $   339,900   $ 1,194,679   $   643,006   $ 6,143,910   $ 630,064
====================================================================================================================================

====================================================================================================================================

                        DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                        INVESTMENT FUNDS                    FEDERATED INSURANCE SERIES                      INVESTMENT FUNDS
                  ============================     ============================================        ==========================
  DREYFUS
   STOCK          DISCIPLINED    INTERNATIONAL     HIGH INCOME    INTERNATIONAL                         EQUITY
   INDEX             STOCK           VALUE           BOND II        EQUITY II        UTILITY II         INCOME         HIGH YIELD
====================================================================================================================================


$3,293,998         $554,124        $ 93,286         $375,659        $ 506,661         $353,512         $104,351         $200,605
    42,932            2,181           7,605           (1,247)          (2,956)             (81)           4,933           (1,312)
      (801)          (1,967)           (137)          (7,191)         (76,673)          (8,933)           2,326            4,900
  (290,223)         (51,101)         (3,860)         (11,398)         (13,612)         (16,565)          (3,890)         (22,810)
------------------------------------------------------------------------------------------------------------------------------------
$3,045,906         $503,237        $ 96,894         $355,823         $413,420         $327,933         $107,720         $181,383
====================================================================================================================================


                                                        LAZARD RETIREMENT             LORD             MITCHELL
       JANUS ASPEN SERIES PORTFOLIOS                    SERIES PORTFOLIOS            ABBETT            HUTCHINS
===========================================         =========================      SERIES FUND       SERIES TRUST
AGGRESSIVE                       WORLDWIDE                                            GROWTH            GROWTH
  GROWTH           GROWTH          GROWTH            EQUITY          SMALL CAP      AND INCOME        AND INCOME
===============================================================================================================


$5,762,923       $5,858,920      $4,840,920         $ 50,197         $370,840         $930,147         $111,889
   366,842          204,766         212,875            5,338            2,332            1,279             (978)
  (784,630)         (83,004)       (150,528)             (57)           7,162           10,932              115
(1,494,349)      (1,064,464)       (900,141)          (6,197)           7,697           74,417           (4,773)
---------------------------------------------------------------------------------------------------------------
$3,850,786       $4,916,218      $4,003,126         $ 49,281         $388,031       $1,016,775         $106,253
===============================================================================================================


                                                                                                       STRONG
       NEUBERGER BERMAN                                                                               VARIABLE
     ADVISERS MANAGEMENT                                                                             INSURANCE
      TRUST PORTFOLIOS              RYDEX VARIABLE TRUST               SELIGMAN PORTFOLIOS             FUNDS
===========================      ===========================      =============================      ==========
                                                                  COMMUNICATIONS                                         STRONG
   LIMITED                                                             AND             GLOBAL         MID CAP          OPPORTUNITY
MATURITY BOND      PARTNERS         NOVA             OTC           INFORMATION       TECHNOLOGY      GROWTH II           FUND II
====================================================================================================================================


$  419,957         $143,269      $1,383,576       $2,281,506         $980,951         $646,539       $3,434,948         $919,130
    (1,780)          (1,473)         44,030           46,613           89,902           18,266          161,663          115,211
     2,699             (613)         57,542          111,844          (63,428)         (34,154)          12,403          (20,490)
     6,897            2,281        (227,944)        (784,008)        (297,520)        (131,454)        (786,297)         (95,357)
------------------------------------------------------------------------------------------------------------------------------------
$  427,773         $143,464      $1,257,204       $1,655,955         $709,905         $499,197       $2,822,717         $918,494
====================================================================================================================================



          VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
============================================================
                 EMERGING         HARD             REAL                             COMBINED
   BOND          MARKETS         ASSETS           ESTATE                              TOTAL
============================================================                      ============


$   93,234    $     380,842  $       27,649    $     100,623                      $ 71,949,991
      (280)          (2,354)           (497)            (978)                        2,814,661
       291          (36,816)        (16,199)         (13,365)                       (1,586,240)
     4,781          (92,079)            123            4,406                       (10,602,990)
------------------------------------------------------------                      ------------
$   98,026    $     249,593  $       11,076    $      90,686                      $ 62,575,422
============================================================                      ============

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT H

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account H (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets from inception (February 11) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 9, 2001

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

================================================================================

                           CONSECO VARIABLE ANNUITY ACCOUNT H
                           SPONSOR
                           Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                           Conseco Equity Sales, Inc. - Carmel, Indiana
                           INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                CONSECO VARIABLE ANNUITY ACCOUNT H IS ISSUED BY CONSECO VARIABLE
               INSURANCE COMPANY THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES
              WITHIN ARE OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER
                      FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE
                SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION
                    HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS
            SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR
                  INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING 13 MILLION
                              CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.



                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.


                                              Conseco Variable Insurance Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                            CV-210 (02/01) 05961
                                    (C) 2001/ Conseco Variable Insurance Company

                                                                 www.conseco.com

INSURANCE INVESTMENTS LENDING
----------------------------------------------------------------- [CONSECO LOGO]





                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2000 and 1999, and for the years ended December 31,
                               2000, 1999 and 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in note 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




                                                /s/ PricewaterhouseCoopers LLP
                                                --------------------------------
                                                PricewaterhouseCoopers LLP


April 6, 2001


                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2000 and 1999
                              (Dollars in millions)


                                     ASSETS


                                                                                          2000              1999
                                                                                          ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2000 - $1,260.6; 1999 - $1,510.9)...............................................  $1,192.1           $1,416.7
    Equity securities at fair value (cost: 2000 - $9.1; 1999 - $47.8)..................       8.6               49.8
    Mortgage loans.....................................................................     100.0              108.0
    Policy loans.......................................................................      75.7               75.5
    Other invested assets .............................................................      73.3               50.8
                                                                                         --------           --------

          Total investments............................................................   1,449.7            1,700.8

Cash and cash equivalents..............................................................      78.8               83.4
Accrued investment income..............................................................      24.9               35.6
Cost of policies purchased.............................................................     116.1              138.0
Cost of policies produced..............................................................     214.1              147.6
Reinsurance receivables................................................................      22.4               26.4
Goodwill...............................................................................      43.7               45.3
Assets held in separate accounts.......................................................   1,825.5            1,457.0
Other assets...........................................................................       5.4                5.8
                                                                                         --------           --------

          Total assets.................................................................  $3,780.6           $3,639.9
                                                                                         ========           ========





















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                     CONSOLIDATED BALANCE SHEET (Continued)
                           December 31, 2000 and 1999
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                           2000             1999
                                                                                           ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,128.6           $1,289.2
       Traditional products............................................................     270.9              255.1
       Claims payable and other policyholder funds.....................................      36.3               64.1
       Liabilities related to separate accounts........................................   1,825.5            1,457.0
    Income tax liabilities.............................................................      49.4               34.0
    Investment borrowings..............................................................      58.5              135.1
    Other liabilities..................................................................      15.0               14.9
                                                                                         --------           --------

            Total liabilities..........................................................   3,384.2            3,249.4
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (25.2)             (29.1)
    Retained earnings..................................................................      28.1               26.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     396.4              390.5
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,780.6           $3,639.9
                                                                                         ========           ========























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                          2000              1999            1998
                                                                          ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 91.0           $ 92.1            $ 95.7
    Net investment income............................................     315.8            298.9             199.5
    Net gains (losses) from sale of investments......................     (12.1)           (10.0)             18.5
                                                                         ------           ------            ------

          Total revenues.............................................     394.7            381.0             313.7
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     296.3            284.1             190.3
    Amortization.....................................................      30.3             14.3              34.0
    Other operating costs and expenses...............................      44.1             41.5              42.1
                                                                         ------           ------            ------

          Total benefits and expenses................................     370.7            339.9             266.4
                                                                         ------           ------            ------

          Income before income taxes.................................      24.0             41.1              47.3

Income tax expense...................................................       9.2             14.4              16.6
                                                                         ------           ------            ------

          Net income.................................................    $ 14.8           $ 26.7            $ 30.7
                                                                         ======           ======            ======




























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1997.................................   $430.9          $393.5               $  8.8          $ 28.6

   Comprehensive income, net of tax:
     Net income............................................     30.7             -                    -              30.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.2

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    419.2           393.5                  (.7)           26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7             -                     -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
         of $16.1).........................................    (28.4)            -                  (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8             -                    -              14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
         expense of $2.2)..................................      3.9             -                    3.9             -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)            -                    -             (12.8)
                                                              ------          ------               ------          ------

Balance, December 31, 2000.................................   $396.4          $393.5               $(25.2)         $ 28.1
                                                              ======          ======               ======          ======











                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                         2000              1999             1998
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    14.8        $    26.7         $    30.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      30.3             14.3              43.4
         Income taxes................................................      11.4             12.0              (1.0)
         Insurance liabilities.......................................      88.9            162.6             120.0
         Accrual and amortization of investment income...............       4.3            (11.4)              1.6
         Deferral of cost of policies produced.......................     (84.2)           (62.7)            (35.3)
         Net (gains) losses from sale of investments.................      12.1             10.0             (18.5)
         Other.......................................................      (1.0)            (3.8)            (37.2)
                                                                      ---------        ---------         ---------

         Net cash provided by operating activities...................      76.6            147.7             103.7
                                                                      ---------        ---------         ---------

Cash flows from investing activities:
   Sales of investments..............................................   1,115.3            904.8           1,185.0
   Maturities and redemptions........................................      53.8            109.0             145.5
   Purchases of investments..........................................  (1,587.6)        (1,502.0)         (1,420.7)
                                                                      ---------        ---------         ---------

         Net cash used by investing activities.......................    (418.5)          (488.2)            (90.2)
                                                                      ---------        ---------         ---------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     893.7            654.1             400.4
   Investment borrowings.............................................     (76.6)            69.4               4.7
   Withdrawals from insurance liabilities............................    (467.0)          (324.8)           (385.0)
   Dividends paid on common stock....................................     (12.8)           (27.0)            (32.9)
                                                                      ----------       ---------         ---------

         Net cash provided (used) by financing activities............     337.3            371.7             (12.8)
                                                                      ---------        ---------         ---------

         Net increase (decrease) in cash and cash equivalents........      (4.6)            31.2                .7

Cash and cash equivalents, beginning of year.........................      83.4             52.2              51.5
                                                                      ---------        ---------         ---------

Cash and cash equivalents, end of year............................... $    78.8        $    83.4         $    52.2
                                                                      =========        =========         =========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1999 and 1998 financial statements and notes to conform with the 2000 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40- year period. The total accumulated amortization of goodwill was $17.6 million and $16.1 million at December 31, 2000 and 1999, respectively. We continually monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. At December 31, 2000, goodwill is also recoverable from projected net cash flows from estimated earnings (including earnings on projected amounts of new business consistent with the Company's business plan), discounted at rates we believe are appropriate for the business. If we were to determine that changes in undiscounted projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $11.1 million, $23.1 million and $21.0 million in 2000, 1999 and 1998, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $10.1 million, $20.8 million and $21.8 million in 2000, 1999 and 1998, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $4.9 million, $18.7 million and $15.6 million in 2000, 1999 and 1998, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $86.3 million during 2000 and $137.7 million during 1999. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.8 percent and 5.0 percent in 2000 and 1999, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2000). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Here are the estimated fair values of our financial instruments:

                                                                              2000                          1999
                                                                   ------------------------      -------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,192.1        $1,192.1      $1,416.7        $1,416.7
   Equity securities ...........................................        8.6             8.6          49.8            49.8
   Mortgage loans...............................................      100.0            97.7         108.0           102.8
   Policy loans.................................................       75.7            75.7          75.5            75.5
   Other invested assets........................................       73.3            73.3          50.8            50.8
   Cash and cash equivalents....................................       78.8            78.8          83.4            83.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,128.6         1,128.6       1,289.2         1,289.2
   Investment borrowings........................................       58.5            58.5         135.1           135.1

--------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2000 and 1999. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("SFAS 138") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We will adopt SFAS 133 as of January 1, 2001. Because of our minimal use of derivatives, we do not anticipate that the adoption of the new standard and implementation guidance approved by FASB prior to December 31, 2000, will have a material impact on the Company's financial position or results of operations.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2000 and 1999, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                         Amount Prior to                         Reported
                                                        Effect of Merger      Providential        Amount
                                                        ----------------      ------------        ------
                                                                          (Dollars in millions)

1999
----
Total assets.........................................        $3,613.8             $26.1          $3,639.9
Total liabilities....................................         3,238.1              11.3           3,249.4
Total shareholder's equity...........................           375.7              14.8             390.5
Revenues.............................................           359.7              21.3             381.0
Net income...........................................            25.2               1.5              26.7

1998
----
Revenues.............................................           290.1              23.6             313.7
Net income...........................................            30.6                .1              30.7


3.   INVESTMENTS:

     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4        $1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9          -            26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9         -             .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6        $4.5        $73.0      $1,192.1
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    9.1        $ -         $  .5      $    8.6
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

    At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                        (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  859.7        $2.2        $60.4      $  801.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,510.9        $4.9        $99.1      $1,416.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2000 and 1999, were summarized as follows:

                                                                                                        2000       1999
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(74.9)    $(91.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    35.4       46.3
Deferred income tax benefit..........................................................................    14.3       16.5
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(25.2)    $(29.1)
                                                                                                       ======     ======

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2000, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)

Due in one year or less........................................................................   $    7.6      $    7.6
Due after one year through five years..........................................................       72.7          71.5
Due after five years through ten years.........................................................      176.2         159.3
Due after ten years............................................................................      594.3         546.8
                                                                                                  --------      --------

    Subtotal...................................................................................      850.8         785.2
Mortgage-backed securities (a).................................................................      409.8         406.9
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,260.6      $1,192.1
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized cost and estimated fair value of $1.6 million and $1.5 million, respectively.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Net investment income consisted of the following:

                                                                                          2000         1999         1998
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $ 99.4        $116.1      $119.9
Equity securities....................................................................       5.2          12.2         3.2
Mortgage loans.......................................................................       8.8           9.9        12.1
Policy loans.........................................................................       4.8           4.8         5.1
Other invested assets................................................................       5.2           3.5        13.3
Cash and cash equivalents............................................................       2.3           2.1         2.9
Separate accounts....................................................................     191.2         151.8        44.1
                                                                                         ------        ------      ------

    Gross investment income..........................................................     316.9         300.4       200.6
Investment expenses..................................................................       1.1           1.5         1.1
                                                                                         ------        ------      ------

       Net investment income.........................................................    $315.8        $298.9      $199.5
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 2000, 1999 and 1998.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  5.3       $  8.6       $ 34.0
    Gross losses.......................................................................   (13.2)       (14.5)       (12.4)
    Other than temporary decline in fair value.........................................    (4.2)        (1.3)         -
                                                                                         ------       ------       ------

         Net investment gains (losses) from fixed maturities before expenses...........   (12.1)        (7.2)        21.6

Equity securities......................................................................     6.5           .3           .1
Other than temporary decline in fair value of other invested assets....................    (4.3)         -            -
Other..................................................................................      .4           .4          -
                                                                                         ------       ------       ------

         Net investment gains (losses) before expenses.................................    (9.5)        (6.5)        21.7
Investment expenses....................................................................     2.6          3.5          3.2
                                                                                         ------       ------       ------

         Net investment gains (losses).................................................  $(12.1)      $(10.0)      $ 18.5
                                                                                         ======       ======       ======

     At December 31, 2000, the mortgage loan balance was primarily comprised of commercial loans. Approximately 17 percent, 11 percent, 10 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2000. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2000 and 1999.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $13.4 million at December 31, 2000.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2000, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2000            1999
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  834.3       $  976.7
       Universal life-type contracts...................      N/A          N/A          N/A          294.3          312.5
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,128.6        1,289.2
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          166.3          149.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          104.6          105.8
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             270.9          255.1
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           36.3           64.1
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,825.5        1,457.0
                                                                                                 --------       --------

       Total...........................................                                          $3,261.3       $3,065.4
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At December 31, 2000 and 1999, approximately 96 percent and 97 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2000.

5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2000           1999
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  4.0         $  3.6
    Cost of policies purchased and cost of policies produced...................................       94.0           75.3
    Insurance liabilities......................................................................      (50.2)         (39.2)
    Unrealized depreciation....................................................................      (14.3)         (16.5)
    Other......................................................................................        6.0           11.2
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       39.5           34.4
Current income tax liabilities (assets)........................................................        9.9            (.4)
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 49.4         $ 34.0
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Income tax expense was as follows:


                                                                                               2000       1999       1998
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)

Current tax provision (benefit)...........................................................    $(11.7)     $ 4.3      $20.8
Deferred tax provision (benefit)..........................................................      20.9       10.1       (4.2)
                                                                                              ------      -----      -----

         Income tax expense...............................................................    $  9.2      $14.4      $16.6
                                                                                              ======      =====      =====

     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2000       1999       1998
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................      35.0%      35.0%      35.0%
State taxes...............................................................................        .8        1.5        1.0
Other.....................................................................................       2.5       (1.5)       (.9)
                                                                                               -----       ----      -----

         Income tax expense...............................................................      38.3%      35.0%      35.1%
                                                                                                ====       ====       ====

6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2000, includes: (i) accruals of $.5 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2000; and (ii) receivables of $1.6 million that we estimate will be recovered through a reduction in future premium taxes as a result of such future and prior assessments. At December 31, 1999, such guaranty fund assessment related accruals were $1.6 million and such receivables were $1.1 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $.7 million in 2000 and $1.1 million in both 1999 and 1998.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.3 million in 2000, $43.4 million in 1999 and $37.8 million in 1998.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $955.5        $720.4      $467.9
    Reinsurance assumed...............................................................       4.9          18.7        15.6
    Reinsurance ceded.................................................................     (11.1)        (23.1)      (21.0)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     949.3         716.0       462.5
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     893.7         654.1       400.4
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      55.6          61.9        62.1
Fees and surrender charges on interest-sensitive products.............................      35.4          30.2        33.6
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 91.0        $ 92.1      $ 95.7
                                                                                          ======        ======      ======

     The four states with the largest shares of 2000 collected premiums were California (16 percent), Florida (11 percent), Texas (11 percent) and Michigan (8 percent). No other state accounted for more than 5 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $138.0       $104.8      $113.6
    Amortization......................................................................     (11.1)        (4.5)      (21.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....     (10.8)        37.7        11.8
    Other ............................................................................       -            -            .9
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $116.1       $138.0      $104.8
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 10 percent of the December 31, 2000, balance of cost of policies purchased in 2001, 9 percent in 2002, 8 percent in 2003, 7 percent in 2004 and 7 percent in 2005. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.8 percent to 8.0 percent and averaged 5.9 percent.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $147.6       $ 82.5      $ 55.9
    Additions.........................................................................      84.2         62.7        35.3
    Amortization......................................................................     (17.6)        (8.3)      (11.0)
    Amounts related to fair value adjustment of actively managed fixed maturities            (.1)        10.7         2.3
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $214.1       $147.6      $ 82.5
                                                                                          ======       ======      ======

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2000, 1999, and 1998, were $5.2 million, ($2.1) million and ($17.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:

                                                                                     2000            1999
                                                                                     ----            ----
                                                                                      (Dollars in millions)

   Statutory capital and surplus.................................................. $102.0           $112.6
   Asset valuation reserve........................................................   38.5             41.4
   Interest maintenance reserve...................................................   55.0             66.7
                                                                                   ------           ------

       Total...................................................................... $195.5           $220.7
                                                                                   ======           ======

     Our statutory net income (loss) was $(6.3) million, $14.6 million and $32.7 million in 2000, 1999 and 1998, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2001 of $10.2 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that we use to prepare our statutory-basis financial statements. However, we believe the impact of these changes to our statutory-based capital and surplus as of January 1, 2001, will not be significant.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

The financial statements of Conseco Variable Insurance Company (the "Company") and the Separate Account are included in Part B hereof.

B.   EXHIBITS

1.   Resolution   of  Board  of  Directors  of  the  Company   authorizing   the
     establishment of the Separate Account.+

2.   Not Applicable.

3.  (i)  Form of Principal Underwriters Agreement.++
    (ii) Form of Selling Agreement.++

4.  (i)    Individual Variable Deferred Annuity Contract.+

    (ii)   Guaranteed Minimum Death Benefit Rider+
    (iii)  Guaranteed Minimum Income Benefit Rider+
    (iv)   Unemployment Benefit Rider+

5.   Application Form.

6.  (i) Articles of Incorporation of the Company.*
   (ii) Articles of Amendment to the Articles of Incorporation of the Company.+++
   (iii) Amended and Restated By-Laws of the Company.+++

7.   Not Applicable.

8. (i) Form of Fund Participation Agreement by and among The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.**

     (ii) Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.**

     (iii)Form of Fund Participation by and between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.**

     (iv) Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.**

     (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.**

     (vi) Form of Fund  Participation  Agreement by and between American Century
          Investment  Services,   Inc.  and  Great  American  Reserve  Insurance
          Company.**

    (vii) Form  of  Fund   Participation   Agreement  between  INVESCO  Variable
          Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.***

   (viii) Form of Fund Participation Agreement between Rydex Variable Trust and the Company.+++

     (ix) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and the Company.#

     (x)  Form of Fund Participation Agreement between Seligman Portfolios,

           Inc. and the Company.##

      (xi) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc. and the Company.##

9.   Opinion and Consent of Counsel.

10.  Consent of Independent Accountants.

11.  Not Applicable.

12.  Not Applicable.

13.  Calculation of Performance Information.

14.  Not Applicable.

15. Company Organizational Chart. +++

*Incorporated by reference to Form N-4 (Conseco Variable Annuity Account F - File Nos. 333-40309 and 811-08483) filed electronically on November 14, 1997.

**Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (Conseco Variable Annuity Account F - File Nos. 333-40309 and 811-08483) filed electronically on February 3, 1998.

***Incorporated by reference to Conseco Variable Annuity Account G, Form N-4, File Nos. 333-00373 and 811-07501, filed electronically on January 23, 1996.

+Incorporated by reference to Form N-4 (Conseco Variable Annuity Account H - File Nos. 333-90737 and 811-09693) filed electronically on November 12, 1999.

++Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-90737 and 811-09693) filed electronically on February 4, 2000.

+++ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 333-90737) filed electronically on April 28, 2000.

# Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 (File No. 333-90737) filed electronically on December 28, 2000.

##Incorporated by reference to Registrant's Post-Effective Amendment No. 21 (File No. 33-2460) filed electronically on or about May 1, 2001.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following are the Executive Officers and Directors of the Company which are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant:

Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ronald F. Ruhl          Director

John M. Howard          Director

David K. Herzog         Director, Executive Vice President,
                          General Counsel and Secretary

Thomas J. Kilian        Director and President

James S. Adams          Director and Senior Vice President,
                        Chief Accounting Officer
                        and Treasurer

*The Principal business address for all officers and directors listed above is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Company organizational chart was filed as Exhibit 15 in Post-Effective Amendment No. 1 and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of April 2, 2001, there were 567 non-qualified contract owners and 888 qualified contract owners.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that:

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):

     Conseco Variable Annuity Account C Conseco Variable Annuity Account E Conseco Variable Annuity Account F Conseco Variable Annuity Account G Conseco Variable Annuity Account I Conseco Fund Group Conseco Advisor Variable Annuity Account BMA Variable Life Account A

     Conseco Variable Account L

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

     Name and Principal              Positions and Offices
     Business Address                  with Underwriter
 ------------------------  ---------------------------------------

     L. Gregory Gloeckner      President and Director

     William P. Kovacs         Vice President, General Counsel,
                             Secretary and Director

     James S. Adams            Senior Vice President, Chief Accounting Officer,
                             Treasurer and Director

     William T. Devanney, Jr.  Senior Vice President, Corporate
                               Taxes

     Donald B. Johnston        Vice President, Director Mutual Fund
                                Sales & Marketing

(c)   Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     K. Lowell Short, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     e. The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, and State of Indiana on this 23 day of April, 2001.

                               CONSECO VARIABLE ANNUITY
                               ACCOUNT H
                               Registrant

                             By: Conseco Variable Insurance Company



                             By: /S/        THOMAS J. KILIAN
                                 --------------------------------------


                             CONSECO VARIABLE INSURANCE COMPANY
                             Depositor

                          By: /S/ THOMAS J. KILIAN
                             -------------------------------------

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                                  Date
- -----------                        -----                                  ----




/S/ RONALD F. RUHL                  Director                                               4/23/2001
---------------------------------                                            ------------
    Ronald F. Ruhl








/S/ THOMAS J. KILIAN                Director and President                    4/23/2001
--------------------------------    principal executive officer)             ------------
    Thomas J. Kilian



/S/ JAMES S. ADAMS                  Senior Vice President,                    4/23/2001
---------------------------------   Chief Accounting Officer and Treasurer   -------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                           4/23/2001
---------------------------------   Director                                 -------------
    David K. Herzog


/S/ JOHN M. HOWARD                                                            4/23/2001
------------------------------      Director                                 -------------
    John M. Howard



                            EXHIBITS TO

                POST-EFFECTIVE AMENDMENT NO.3 TO

                             FORM N-4

                         INDEX TO EXHIBITS

EX-99.B9      Opinion and Consent of Counsel
EX-99.B10     Consent of Independent Accountants
EX-99.B13     Calculation of Performance Information